UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $2,094,908)
Angola (Rep of) 9.500%, 11/12/2025		690,000	$657,363	0.10
Angola (Rep of) Via Northern Lights III B.V. 7.000%, 08/16/2019		1,053,000	1,028,202	0.15
Puma International Financing S.A. 6.750%, 02/01/2021		540,000	555,228	0.08
			2,240,793	0.33
Argentina (Cost $12,914,710)
Argentina (Rep of) 6.875%, 04/22/2021		1,819,000	1,957,244	0.29
Argentina (Rep of) 7.500%, 04/22/2026		2,370,000	2,573,820	0.38
Argentina (Rep of) 8.280%, 12/31/2033		1,508,393	1,681,556	0.25
Argentina (Rep of), FRN 2.500%, 12/31/2038		4,007,446	2,715,045	0.40
Argentina (Rep of) 7.625%, 04/22/2046		1,044,000	1,111,860	0.17
Letras del Banco Central de la Republica Argentina 0.000%, 10/05/2016(2)	ARS	4,360,575	277,182	0.04
Letras del Banco Central de la Republica Argentina 0.000%, 10/12/2016(2)	ARS	3,302,187	209,124	0.03
Letras del Banco Central de la Republica Argentina 0.000%, 10/26/2016(2)	ARS	4,232,966	265,917	0.04
Letras del Banco Central de la Republica Argentina 0.000%, 12/14/2016(2)	ARS	3,809,670	232,168	0.04
Letras del Banco Central de la Republica Argentina 0.000%, 12/28/2016(2)	ARS	9,249,224	558,813	0.08
Letras del Banco Central de la Republica Argentina 0.000%, 01/04/2017(2)	ARS	9,393,814	565,118	0.08
Letras del Banco Central de la Republica Argentina 0.000%, 01/11/2017(2)	ARS	8,306,063	497,040	0.07
YPF S.A. 8.500%, 03/23/2021		615,000	659,587	0.10
			13,304,474	1.97
Azerbaijan (Cost $5,045,734)
Azerbaijan (Rep of) 4.750%, 03/18/2024		520,000	525,668	0.08
Southern Gas Corridor CJSC 6.875%, 03/24/2026		1,330,000	1,457,680	0.22
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		2,620,000	2,466,303	0.36
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		640,000	664,256	0.10
			5,113,907	0.76
Barbados (Cost $607,404)
Columbus International, Inc. 7.375%, 03/30/2021		575,000	613,646	0.09
			613,646	0.09
Belarus (Cost $3,703,356)
Belarus (Rep of) 8.950%, 01/26/2018		3,860,000	4,030,226	0.60
			4,030,226	0.60
Brazil (Cost $71,294,080)
Andrade Gutierrez International S.A. 4.000%, 04/30/2018		540,000	407,700	0.06
Banco do Brasil S.A., FRN 8.500%, 10/20/2020		295,000	299,159	0.04
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		1,620,000	1,741,500	0.26
Brazil (Rep of) 4.875%, 01/22/2021		522,000	554,103	0.08
Brazil (Rep of) 2.625%, 01/05/2023		680,000	626,620	0.09
Brazil (Rep of) 8.875%, 04/15/2024		380,000	482,600	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Brazil (Rep of) 4.250%, 01/07/2025		2,001,000	$1,977,989	0.29
Brazil (Rep of) 6.000%, 04/07/2026		936,000	1,033,344	0.15
Brazil (Rep of) 8.250%, 01/20/2034		316,000	397,370	0.06
Brazil (Rep of) 7.125%, 01/20/2037		1,201,000	1,388,356	0.21
Brazil (Rep of) 5.625%, 01/07/2041		398,000	392,826	0.06
Brazil (Rep of) 5.000%, 01/27/2045		1,552,000	1,418,528	0.21
Brazil (Rep of) 5.625%, 02/21/2047		999,000	967,781	0.14
Brazil Letras do Tesouro Nacional 0.000%, 07/01/2018(2)	BRL	578,000	142,373	0.02
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2019(2)	BRL	69,937,000	16,326,355	2.42
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2020(2)	BRL	8,210,000	1,713,908	0.25
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2027	BRL	8,480,000	2,347,126	0.35
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	37,300,000	10,779,604	1.60
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	25,804,000	7,317,171	1.08
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	44,091,000	12,377,342	1.83
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		1,285,000	1,317,125	0.20
Marfrig Holdings Europe B.V. 8.000%, 06/08/2023(3)(4)		645,000	662,738	0.10
Minerva Luxembourg S.A. 12.250%, 02/10/2022		1,400,000	1,543,500	0.23
Oi S.A. 9.750%, 09/15/2016(5)	BRL	300,000	15,729	—
Petrobras Global Finance B.V. 3.000%, 01/15/2019		980,000	935,900	0.14
Petrobras Global Finance B.V. 5.750%, 01/20/2020		1,400,000	1,397,340	0.21
Petrobras Global Finance B.V. 5.375%, 01/27/2021		1,756,000	1,666,005	0.25
Petrobras Global Finance B.V. 8.375%, 05/23/2021		345,000	364,751	0.05
Petrobras Global Finance B.V. 6.250%, 03/17/2024		786,000	736,875	0.11
Petrobras Global Finance B.V. 8.750%, 05/23/2026		375,000	389,888	0.06
Petrobras Global Finance B.V. 6.875%, 01/20/2040		1,515,000	1,255,102	0.19
Petrobras Global Finance B.V. 6.850%, 06/05/2115		130,000	99,255	0.02
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,999,634	1,609,706	0.24
QGOG Constellation S.A. 6.250%, 11/09/2019		3,060,000	1,377,000	0.20
Vale Overseas Ltd. 4.625%, 09/15/2020		200,000	201,004	0.03
Vale Overseas Ltd. 5.875%, 06/10/2021		971,000	1,004,985	0.15
Vale Overseas Ltd. 6.875%, 11/21/2036		600,000	577,500	0.09
Vale Overseas Ltd. 6.875%, 11/10/2039		915,000	866,093	0.13
			78,712,251	11.67
Chile (Cost $7,063,854)
Banco del Estado de Chile 4.125%, 10/07/2020		330,000	354,023	0.05
Banco del Estado de Chile 3.875%, 02/08/2022		360,000	385,231	0.06
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	81,452	0.01
Chile (Rep of) 3.125%, 01/21/2026		417,000	444,105	0.07
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		989,000	1,070,799	0.16
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		830,000	890,314	0.13
Corp. Nacional del Cobre de Chile 5.625%, 10/18/2043		473,000	564,386	0.08
Corp. Nacional del Cobre de Chile 4.875%, 11/04/2044		2,181,000	2,368,729	0.35
Empresa Nacional del Petroleo 5.250%, 08/10/2020		987,000	1,093,233	0.16
Empresa Nacional del Petroleo 4.750%, 12/06/2021		276,000	298,126	0.05
			7,550,398	1.12
China (Cost $12,244,912)
Amber Circle Funding Ltd. 3.250%, 12/04/2022		572,000	601,653	0.09
Central China Real Estate Ltd. 8.750%, 01/23/2021		420,000	467,288	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
China Hongqiao Group Ltd. 6.875%, 05/03/2018		200,000	$206,513	0.03
CIFI Holdings Group Co. Ltd. 7.750%, 06/05/2020		200,000	219,099	0.03
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)(4)(5)(6)		1,975,424	—	—
Kaisa Group Holdings Ltd. 6.560%, 12/31/2019(7)		217,406	191,678	0.03
Kaisa Group Holdings Ltd. 6.560%, 06/30/2020(7)		391,332	340,608	0.05
Kaisa Group Holdings Ltd. 6.560%, 12/31/2020(7)		478,295	413,443	0.06
Kaisa Group Holdings Ltd. 6.560%, 06/30/2021(7)		521,776	449,734	0.07
Kaisa Group Holdings Ltd. 6.560%, 12/31/2021(7)		565,258	486,766	0.07
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		5,022,000	5,409,884	0.80
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		1,360,000	1,857,825	0.28
Sino-Forest Corp. 5.000%, 08/01/2013(3)(4)(6)		276,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)(4)(6)		256,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)(4)(6)		704,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)(4)(6)		628,000	—	—
			10,644,491	1.58
Colombia (Cost $22,251,998)
Colombia (Rep of) 7.375%, 03/18/2019		2,020,000	2,296,740	0.34
Colombia (Rep of) 11.750%, 02/25/2020		495,000	650,925	0.10
Colombia (Rep of) 4.000%, 02/26/2024		730,000	759,200	0.11
Colombia (Rep of) 8.125%, 05/21/2024		908,000	1,180,400	0.17
Colombia (Rep of) 7.375%, 09/18/2037		1,998,000	2,572,425	0.38
Colombia (Rep of) 6.125%, 01/18/2041		1,892,000	2,171,070	0.32
Colombia (Rep of) 5.625%, 02/26/2044		1,593,000	1,748,317	0.26
Colombia (Rep of) 5.000%, 06/15/2045		867,000	890,843	0.13
Colombian TES 5.000%, 11/21/2018	COP	7,792,700,000	2,427,469	0.36
Colombian TES 7.000%, 05/04/2022	COP	19,037,200,000	6,118,872	0.91
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	338,205	0.05
Millicom International Cellular S.A. 6.625%, 10/15/2021		615,000	641,876	0.10
			21,796,342	3.23
Costa Rica (Cost $4,243,379)
Costa Rica (Rep of) 4.250%, 01/26/2023		2,187,000	2,126,858	0.32
Costa Rica (Rep of) 4.375%, 04/30/2025		450,000	432,000	0.06
Costa Rica (Rep of) 5.625%, 04/30/2043		1,140,000	1,040,250	0.15
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	211,000	0.03
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		700,000	588,000	0.09
			4,398,108	0.65
Croatia (Cost $7,540,526)
Croatia (Rep of) 6.750%, 11/05/2019		1,200,000	1,314,564	0.20
Croatia (Rep of) 6.625%, 07/14/2020		2,105,000	2,317,331	0.34
Croatia (Rep of) 6.375%, 03/24/2021		1,089,000	1,200,078	0.18
Croatia (Rep of) 6.000%, 01/26/2024		2,620,000	2,899,685	0.43
			7,731,658	1.15
Czech Republic (Cost $2,175,748)
New World Resources N.V. 8.000%, 04/07/2020(6)(7)	EUR	1,758,334	—	—
New World Resources N.V. 4.000%, 10/07/2020(6)(7)	EUR	619,932	—	—
			—	—
Dominican Republic (Cost $13,664,178)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		1,760,000	1,863,400	0.28
Dominican (Rep of) 7.500%, 05/06/2021		1,247,000	1,396,640	0.21
Dominican (Rep of) 6.600%, 01/28/2024		640,000	705,600	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Dominican Republic - (continued)
Dominican (Rep of) 5.875%, 04/18/2024		2,679,000	$2,833,043	0.42
Dominican (Rep of) 5.500%, 01/27/2025		1,840,000	1,909,000	0.28
Dominican (Rep of) 6.875%, 01/29/2026(3)		2,020,000	2,267,450	0.34
Dominican (Rep of) 7.450%, 04/30/2044		1,450,000	1,653,000	0.24
Dominican (Rep of) 6.850%, 01/27/2045		1,520,000	1,634,000	0.24
			14,262,133	2.11
Ecuador (Cost $24,346,047)
Ecuador (Rep of) 10.500%, 03/24/2020		10,909,000	10,925,363	1.62
Ecuador (Rep of) 10.750%, 03/28/2022(3)(4)		1,768,000	1,761,812	0.26
Ecuador (Rep of) 7.950%, 06/20/2024		4,508,000	3,910,690	0.58
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.270%, 09/24/2019		10,561,473	10,178,620	1.51
			26,776,485	3.97
Egypt (Cost $1,004,577)
Egypt (Rep of) 5.875%, 06/11/2025		310,000	288,362	0.04
Egypt (Rep of) 6.875%, 04/30/2040		725,000	674,395	0.10
			962,757	0.14
El Salvador (Cost $3,853,093)
El Salvador (Rep of) 7.375%, 12/01/2019		860,000	922,350	0.14
El Salvador (Rep of) 5.875%, 01/30/2025		1,470,000	1,462,650	0.22
El Salvador (Rep of) 6.375%, 01/18/2027		270,000	274,050	0.04
El Salvador (Rep of) 8.250%, 04/10/2032		465,000	513,825	0.08
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	156,000	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		620,000	637,050	0.09
			3,965,925	0.59
Ethiopia (Cost $2,356,906)
Ethiopia (Rep of) 6.625%, 12/11/2024		2,460,000	2,336,557	0.35
			2,336,557	0.35
Gabon (Cost $3,191,107)
Gabon (Rep of) 6.375%, 12/12/2024		3,310,700	2,977,975	0.44
			2,977,975	0.44
Georgia (Cost $2,545,863)
Georgia (Rep of) 6.875%, 04/12/2021		1,630,000	1,805,225	0.27
Georgian Railway JSC 7.750%, 07/11/2022		700,000	777,000	0.11
			2,582,225	0.38
Guatemala (Cost $1,969,064)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		630,000	655,200	0.10
Guatemala (Rep of) 4.875%, 02/13/2028		1,357,000	1,485,915	0.22
			2,141,115	0.32
Hungary (Cost $15,943,672)
Hungary (Rep of) 4.125%, 02/19/2018		1,768,000	1,827,094	0.27
Hungary (Rep of) 6.250%, 01/29/2020		1,300,000	1,448,611	0.21
Hungary (Rep of) 5.375%, 02/21/2023		2,430,000	2,721,600	0.40
Hungary (Rep of) 5.750%, 11/22/2023		3,274,000	3,767,555	0.56
Hungary (Rep of) 5.375%, 03/25/2024		1,350,000	1,525,678	0.23
Hungary (Rep of) 5.500%, 06/24/2025	HUF	433,960,000	1,893,972	0.28
Hungary (Rep of) 7.625%, 03/29/2041		2,440,000	3,623,107	0.54
			16,807,617	2.49
India (Cost $2,023,941)
Export-Import Bank of India 4.000%, 08/07/2017		400,000	408,524	0.06
Export-Import Bank of India 4.000%, 01/14/2023		1,149,000	1,217,593	0.18

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India - (continued)
Export-Import Bank of India, 08/05/2026(3)(4)(8)		430,000	$428,680	0.06
			2,054,797	0.30
Indonesia (Cost $32,315,753)
Enercoal Resources Pte. Ltd. 6.000%, 04/07/2018		200,000	21,000	—
Indonesia (Rep of) 6.875%, 01/17/2018		819,000	880,716	0.13
Indonesia (Rep of) 11.625%, 03/04/2019		1,420,000	1,758,360	0.26
Indonesia (Rep of) 11.500%, 09/15/2019	IDR	8,034,000,000	693,896	0.10
Indonesia (Rep of) 5.875%, 03/13/2020		624,000	698,243	0.10
Indonesia (Rep of) 4.875%, 05/05/2021		420,000	461,334	0.07
Indonesia (Rep of) 8.250%, 07/15/2021	IDR	40,533,000,000	3,294,667	0.49
Indonesia (Rep of) 7.000%, 05/15/2022	IDR	4,463,000,000	343,341	0.05
Indonesia (Rep of) 5.625%, 05/15/2023	IDR	8,359,000,000	595,567	0.09
Indonesia (Rep of) 4.125%, 01/15/2025		470,000	498,119	0.07
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	60,376,000,000	5,098,139	0.76
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	809,000,000	61,380	0.01
Indonesia (Rep of) 3.750%, 06/14/2028(3)	EUR	703,000	844,658	0.13
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	6,131,000,000	537,684	0.08
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	56,403,000,000	4,908,230	0.73
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	11,021,000,000	780,104	0.12
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	13,068,000,000	1,096,751	0.16
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	27,049,000,000	2,267,829	0.34
Indonesia (Rep of) 7.750%, 01/17/2038		280,000	402,523	0.06
Indonesia (Rep of) 5.125%, 01/15/2045		930,000	1,049,655	0.16
Indonesia (Rep of) 5.950%, 01/08/2046		567,000	705,539	0.10
Majapahit Holding B.V. 8.000%, 08/07/2019		570,000	654,611	0.10
Majapahit Holding B.V. 7.750%, 01/20/2020		350,000	402,937	0.06
Pertamina Persero PT 6.000%, 05/03/2042		469,000	504,841	0.07
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		1,860,000	2,052,398	0.30
Perusahaan Penerbit SBSN Indonesia III 4.550%, 03/29/2026		1,470,000	1,580,006	0.23
Perusahaan Penerbit SBSN Indonesia III 6.125%, 03/15/2019		690,000	759,191	0.11
Perusahaan Penerbit SBSN Indonesia III 4.325%, 05/28/2025		1,468,000	1,555,640	0.23
			34,507,359	5.11
Ivory Coast (Cost $10,665,992)
Ivory Coast (Rep of) 5.375%, 07/23/2024		1,026,000	987,299	0.15
Ivory Coast (Rep of) 6.375%, 03/03/2028		596,000	597,538	0.09
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		9,504,990	9,079,166	1.34
			10,664,003	1.58
Jamaica (Cost $6,888,185)
Digicel Group Ltd. 8.250%, 09/30/2020		4,955,000	4,521,438	0.67
Digicel Group Ltd. 7.125%, 04/01/2022		710,000	585,537	0.09
Digicel Ltd. 6.000%, 04/15/2021		920,000	854,450	0.12
Jamaica (Rep of) 7.875%, 07/28/2045		700,000	792,750	0.12
			6,754,175	1.00
Kazakhstan (Cost $23,761,924)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		1,973,000	1,920,952	0.29
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		200,000	214,400	0.03
KazAgro National Management Holding JSC 4.625%, 05/24/2023		1,100,000	1,017,720	0.15
Kazakhstan (Rep of) 5.125%, 07/21/2025		3,164,000	3,467,586	0.51

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan - (continued)
Kazakhstan (Rep of) 4.875%, 10/14/2044		1,089,000	$1,081,508	0.16
Kazakhstan (Rep of) 6.500%, 07/21/2045		1,073,000	1,266,140	0.19
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		606,000	640,603	0.10
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		2,211,000	2,316,022	0.34
Kazkommertsbank JSC 7.500%, 11/29/2016		615,000	610,387	0.09
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,655,000	1,783,302	0.26
Kazkommertsbank JSC 8.500%, 05/11/2018		2,045,000	1,898,660	0.28
Kazkommertsbank JSC 5.500%, 12/21/2022		1,387,674	941,259	0.14
KazMunayGas National Co. JSC 9.125%, 07/02/2018		751,000	826,175	0.12
KazMunayGas National Co. JSC 7.000%, 05/05/2020		1,594,000	1,737,460	0.26
KazMunayGas National Co. JSC 6.375%, 04/09/2021		530,000	572,506	0.09
KazMunayGas National Co. JSC 5.750%, 04/30/2043		926,000	902,850	0.13
Zhaikmunai LLP 6.375%, 02/14/2019		1,879,000	1,652,430	0.25
Zhaikmunai LLP 7.125%, 11/13/2019		2,295,000	2,013,863	0.30
			24,863,823	3.69
Kenya (Cost $826,418)
Kenya (Rep of) 6.875%, 06/24/2024		860,000	815,710	0.12
			815,710	0.12
Lebanon (Cost $8,323,607)
Lebanon (Rep of) 5.150%, 11/12/2018		430,000	428,022	0.06
Lebanon (Rep of) 5.450%, 11/28/2019		700,000	694,330	0.10
Lebanon (Rep of) 6.375%, 03/09/2020		1,254,000	1,266,741	0.19
Lebanon (Rep of) 8.250%, 04/12/2021		732,000	793,305	0.12
Lebanon (Rep of) 6.100%, 10/04/2022		1,037,000	1,025,842	0.15
Lebanon (Rep of) 6.000%, 01/27/2023		1,950,000	1,901,250	0.28
Lebanon (Rep of) 6.600%, 11/27/2026		2,028,000	1,987,440	0.30
			8,096,930	1.20
Lithuania (Cost $5,306,243)
Lithuania (Rep of) 7.375%, 02/11/2020		2,518,000	2,968,666	0.44
Lithuania (Rep of) 6.125%, 03/09/2021		720,000	845,446	0.13
Lithuania (Rep of) 6.625%, 02/01/2022		1,351,000	1,646,950	0.24
			5,461,062	0.81
Malaysia (Cost $5,692,486)
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	1,037,000	255,459	0.04
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	146,000	35,883	0.01
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	3,743,000	960,568	0.14
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	125,000	32,652	0.01
Malaysia (Rep of) 3.900%, 11/30/2026	MYR	183,000	46,150	0.01
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	2,659,000	688,457	0.10
Malaysia (Rep of) 4.254%, 05/31/2035	MYR	1,740,000	430,706	0.06
Malaysia (Rep of) 4.736%, 03/15/2046	MYR	1,612,000	409,560	0.06
Petronas Capital Ltd. 5.250%, 08/12/2019		802,000	883,177	0.13
Petronas Capital Ltd. 7.875%, 05/22/2022		650,000	840,496	0.12
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		1,171,000	1,304,728	0.19
			5,887,836	0.87
Mexico (Cost $34,024,576)
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		1,625,000	1,767,025	0.26
Cemex S.A.B. de C.V. 7.750%, 04/16/2026		340,000	377,400	0.06
Comision Federal de Electricidad 4.875%, 01/15/2024		700,000	749,000	0.11
Comision Federal de Electricidad 5.750%, 02/14/2042		770,000	819,811	0.12
Mexican Bonos 8.000%, 12/07/2023	MXN	45,920,000	2,769,478	0.41
Mexican Bonos 7.500%, 06/03/2027	MXN	53,460,000	3,176,859	0.47
Mexican Bonos 8.500%, 05/31/2029	MXN	29,710,000	1,912,121	0.28
Mexican Bonos 7.750%, 05/29/2031	MXN	31,330,000	1,909,244	0.28

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexican Udibonos 4.000%, 06/13/2019	MXN	16,020,000	$4,897,336	0.72
Mexico (Rep of) 6.050%, 01/11/2040		302,000	381,275	0.06
Mexico (Rep of) 4.750%, 03/08/2044		1,758,000	1,881,060	0.28
Mexico (Rep of) 5.550%, 01/21/2045		477,000	572,400	0.08
Mexico (Rep of) 4.600%, 01/23/2046		3,774,000	3,972,135	0.59
Mexico (Rep of) 5.750%, 10/12/2110		408,000	447,780	0.07
Mexico (Rep of) 4.000%, 03/15/2115	EUR	2,320,000	2,561,338	0.38
Petroleos Mexicanos 6.000%, 03/05/2020		234,000	252,486	0.04
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	6,470,000	314,086	0.05
Petroleos Mexicanos 6.875%, 08/04/2026		1,865,000	2,093,463	0.31
Petroleos Mexicanos 6.500%, 06/02/2041		1,550,000	1,552,325	0.23
Petroleos Mexicanos 5.500%, 06/27/2044		806,000	729,341	0.11
Petroleos Mexicanos 5.625%, 01/23/2046		1,090,000	998,549	0.15
			34,134,512	5.06
Mongolia (Cost $4,896,961)
Mongolian Mining Corp. 8.875%, 03/29/2017(5)		6,049,000	1,361,025	0.20
			1,361,025	0.20
Morocco (Cost $4,084,918)
Morocco (Rep of) 4.250%, 12/11/2022		2,339,000	2,512,671	0.37
Morocco (Rep of) 5.500%, 12/11/2042		1,616,000	1,846,280	0.28
			4,358,951	0.65
Namibia (Cost $498,981)
Namibia (Rep of) 5.250%, 10/29/2025		560,000	584,612	0.09
			584,612	0.09
Nigeria (Cost $4,659,598)
Access Bank PLC, FRN 9.250%, 06/24/2021		215,000	168,818	0.02
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,080,000	853,200	0.13
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		1,190,000	836,018	0.12
Sea Trucks Group Ltd. 9.000%, 03/26/2018(3)		1,700,125	536,389	0.08
Seven Energy Ltd. 10.250%, 10/11/2021		1,640,000	914,300	0.14
			3,308,725	0.49
Oman (Cost $672,846)
Oman (Rep of) 4.750%, 06/15/2026(3)		674,000	691,632	0.10
			691,632	0.10
Pakistan (Cost $7,237,078)
Pakistan (Rep of) 6.875%, 06/01/2017		1,260,000	1,291,571	0.19
Pakistan (Rep of) 7.250%, 04/15/2019		1,966,000	2,102,578	0.31
Pakistan (Rep of) 6.750%, 12/03/2019		1,570,000	1,675,972	0.25
Pakistan (Rep of) 8.250%, 04/15/2024		750,000	832,138	0.12
Pakistan (Rep of) 8.250%, 09/30/2025		1,500,000	1,673,313	0.25
			7,575,572	1.12
Panama (Cost $5,588,592)
Panama (Rep of) 4.000%, 09/22/2024		470,000	507,600	0.07
Panama (Rep of) 7.125%, 01/29/2026		746,000	994,045	0.15
Panama (Rep of) 8.875%, 09/30/2027		597,000	886,545	0.13
Panama (Rep of) 9.375%, 04/01/2029		421,000	648,340	0.10
Panama (Rep of) 6.700%, 01/26/2036		762,000	1,031,558	0.15
Panama (Rep of) 4.300%, 04/29/2053		1,900,000	1,997,375	0.30
			6,065,463	0.90

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Paraguay (Cost $628,364)
Paraguay (Rep of) 4.625%, 01/25/2023		620,000	$647,900	0.10
			647,900	0.10
Peru (Cost $10,658,095)
Peru (Rep of) 5.700%, 08/12/2024	PEN	3,234,000	976,190	0.15
Peru (Rep of) 7.350%, 07/21/2025		2,570,000	3,508,050	0.52
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,488,000	526,058	0.08
Peru (Rep of) 6.950%, 08/12/2031	PEN	3,767,000	1,226,929	0.18
Peru (Rep of) 8.750%, 11/21/2033		1,696,000	2,696,640	0.40
Peru (Rep of) 5.625%, 11/18/2050		1,550,000	1,964,625	0.29
			10,898,492	1.62
Philippines (Cost $12,920,823)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	11,000,000	249,822	0.04
Philippines (Rep of) 3.900%, 11/26/2022	PHP	45,000,000	979,997	0.15
Philippines (Rep of) 10.625%, 03/16/2025		547,000	903,731	0.13
Philippines (Rep of) 5.500%, 03/30/2026		500,000	641,592	0.09
Philippines (Rep of) 9.500%, 02/02/2030		1,685,000	2,921,230	0.43
Philippines (Rep of) 7.750%, 01/14/2031		1,280,000	2,007,866	0.30
Philippines (Rep of) 6.375%, 10/23/2034		2,076,000	3,078,141	0.46
Philippines (Rep of) 6.250%, 01/14/2036	PHP	15,000,000	371,229	0.05
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		1,957,000	2,690,024	0.40
			13,843,632	2.05
Poland (Cost $5,840,429)
Poland (Rep of) 5.000%, 03/23/2022		804,000	921,585	0.14
Poland (Rep of) 3.000%, 03/17/2023		295,000	307,537	0.05
Poland (Rep of) 4.000%, 10/25/2023	PLN	6,448,000	1,806,049	0.27
Poland (Rep of) 3.250%, 07/25/2025	PLN	6,931,000	1,840,725	0.27
Poland (Rep of) 2.500%, 07/25/2026	PLN	3,593,000	892,348	0.13
			5,768,244	0.86
Romania (Cost $7,729,733)
Romania (Rep of) 6.750%, 02/07/2022		4,052,000	4,845,787	0.72
Romania (Rep of) 4.375%, 08/22/2023		2,670,000	2,898,952	0.43
Romania (Rep of) 6.125%, 01/22/2044		220,000	282,986	0.04
			8,027,725	1.19
Russian Federation (Cost $16,956,080)
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018		1,293,047	982,716	0.15
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		1,120,000	1,153,421	0.17
GTH Finance B.V. 6.250%, 04/26/2020		1,640,000	1,707,224	0.25
GTH Finance B.V. 7.250%, 04/26/2023		200,000	210,000	0.03
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		888,000	956,642	0.14
Russian Railways via RZD Capital PLC 5.700%, 04/05/2022		1,972,000	2,107,185	0.31
Russian Standard Ltd. 13.000%, 10/27/2022(7)		1,183,321	278,080	0.04
SCF Capital Ltd. 5.375%, 06/16/2023(3)		1,350,000	1,361,556	0.20
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		880,000	909,744	0.14
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		1,817,000	1,869,820	0.28
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,570,000	1,680,842	0.25

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		810,000	$841,169	0.13
Vnesheconombank Via VEB Finance PLC 5.942%, 11/21/2023		1,137,000	1,160,722	0.17
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		1,517,000	1,625,557	0.24
			16,844,678	2.50
Senegal (Cost $1,171,350)
Senegal (Rep of) 8.750%, 05/13/2021		1,069,000	1,178,786	0.17
			1,178,786	0.17
Serbia (Cost $3,394,930)
Serbia (Rep of) 5.875%, 12/03/2018		810,000	860,325	0.13
Serbia (Rep of) 4.875%, 02/25/2020		2,124,000	2,205,587	0.32
Serbia (Rep of) 7.250%, 09/28/2021		340,000	393,295	0.06
			3,459,207	0.51
South Africa (Cost $35,384,006)
Eskom Holdings SOC Ltd. 5.750%, 01/26/2021		1,900,000	1,886,130	0.28
Eskom Holdings SOC Ltd. 6.750%, 08/06/2023		1,704,000	1,737,296	0.26
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025		1,310,000	1,336,410	0.20
South Africa (Rep of) 6.875%, 05/27/2019		1,500,000	1,679,385	0.25
South Africa (Rep of) 5.500%, 03/09/2020		2,916,000	3,167,709	0.47
South Africa (Rep of) 5.875%, 05/30/2022		1,658,000	1,866,493	0.28
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	39,840,000	2,785,363	0.42
South Africa (Rep of) 4.875%, 04/14/2026		590,000	623,040	0.09
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	32,670,000	2,648,903	0.39
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	27,720,000	1,838,022	0.27
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	73,250,000	4,404,419	0.65
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	24,590,000	1,635,295	0.24
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	11,230,000	590,221	0.09
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	36,660,000	2,444,413	0.36
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	41,380,000	2,776,232	0.41
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	48,580,000	3,250,609	0.48
			34,669,940	5.14
Sri Lanka (Cost $461,000)
Sri Lanka (Rep of) 6.825%, 07/18/2026(3)		461,000	480,203	0.07
			480,203	0.07
Thailand (Cost $3,088,234)
Thailand (Rep of) 1.250%, 03/12/2028	THB	20,270,000	559,397	0.08
Thailand (Rep of) 3.400%, 06/17/2036	THB	71,690,000	2,321,282	0.35
Thailand (Rep of) 4.675%, 06/29/2044	THB	6,522,000	261,997	0.04
			3,142,676	0.47
Turkey (Cost $21,926,409)
Turkey (Rep of) 6.750%, 04/03/2018		1,418,000	1,500,953	0.22
Turkey (Rep of) 7.000%, 03/11/2019		890,000	965,764	0.14
Turkey (Rep of) 7.500%, 11/07/2019		870,000	971,155	0.14
Turkey (Rep of) 9.400%, 07/08/2020	TRY	8,187,069	2,745,968	0.41
Turkey (Rep of) 10.700%, 02/17/2021	TRY	19,398,000	6,789,660	1.01
Turkey (Rep of) 5.625%, 03/30/2021		840,000	893,130	0.13
Turkey (Rep of) 3.000%, 02/23/2022	TRY	3,541,940	1,668,750	0.25
Turkey (Rep of) 6.250%, 09/26/2022		670,000	735,196	0.11
Turkey (Rep of) 10.400%, 03/20/2024	TRY	2,000	701	—
Turkey (Rep of) 5.750%, 03/22/2024		1,310,000	1,409,324	0.21
Turkey (Rep of) 7.375%, 02/05/2025		987,000	1,172,216	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 6.750%, 05/30/2040		1,127,000	$1,311,546	0.20
Turkey (Rep of) 6.000%, 01/14/2041		1,000,000	1,066,690	0.16
			21,231,053	3.15
Ukraine (Cost $12,860,088)
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,017,000	895,163	0.13
Metinvest B.V., FRN 10.500%, 11/28/2017		1,242,664	851,473	0.13
Metinvest B.V., FRN 8.750%, 02/14/2018		1,371,400	939,683	0.14
MHP S.A. 8.250%, 04/02/2020		1,950,000	1,842,750	0.27
Oschadbank Via SSB #1 PLC, FRN 9.625%, 03/20/2025		490,000	474,016	0.07
Ukraine (Rep of) 7.750%, 09/01/2020		585,000	576,342	0.09
Ukraine (Rep of) 7.750%, 09/01/2021		1,202,000	1,178,200	0.17
Ukraine (Rep of) 7.750%, 09/01/2022		702,000	687,223	0.10
Ukraine (Rep of) 7.750%, 09/01/2023		442,000	430,486	0.06
Ukraine (Rep of) 7.750%, 09/01/2024		438,000	424,948	0.06
Ukraine (Rep of) 7.750%, 09/01/2025		668,000	646,424	0.10
Ukraine (Rep of) 7.750%, 09/01/2026		436,000	420,827	0.06
Ukraine (Rep of) 7.750%, 09/01/2027		966,000	929,968	0.14
Ukraine (Rep of), FRN 2.723%, 05/31/2040(9)		704,000	237,741	0.04
Ukreximbank Via Biz Finance PLC 9.750%, 01/22/2025		1,890,000	1,833,300	0.27
UkrLandFarming PLC 10.875%, 03/26/2018		963,734	279,676	0.04
			12,648,220	1.87
United Arab Emirates (Cost $2,978,066)
Abu Dhabi (Rep of) 3.125%, 05/03/2026		1,120,000	1,178,029	0.17
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		379,000	448,168	0.07
Emirate of Dubai (Rep of) 5.250%, 01/30/2043		520,000	504,504	0.08
Topaz Marine S.A. 8.625%, 11/01/2018		920,000	892,400	0.13
			3,023,101	0.45
Uruguay (Cost $6,326,104)
Uruguay (Rep of) 4.500%, 08/14/2024		1,404,374	1,543,407	0.23
Uruguay (Rep of) 7.875%, 01/15/2033		1,766,000	2,467,985	0.36
Uruguay (Rep of) 7.625%, 03/21/2036		914,000	1,266,347	0.19
Uruguay (Rep of) 4.125%, 11/20/2045		714,235	662,453	0.10
Uruguay (Rep of) 5.100%, 06/18/2050		616,000	623,700	0.09
			6,563,892	0.97
Venezuela (Cost $45,009,240)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		5,317,667	5,091,666	0.75
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		6,892,000	4,814,062	0.71
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		25,724,134	20,026,238	2.97
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		1,829,076	900,399	0.13
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		405,000	220,522	0.03
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		580,000	211,851	0.03
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		1,783,147	784,585	0.12
Venezuela (Rep of) 7.750%, 10/13/2019		1,120,000	536,200	0.08
Venezuela (Rep of) 6.000%, 12/09/2020		853,000	372,121	0.06
Venezuela (Rep of) 12.750%, 08/23/2022		1,786,000	939,882	0.14
Venezuela (Rep of) 9.000%, 05/07/2023		680,000	301,750	0.05
Venezuela (Rep of) 8.250%, 10/13/2024		4,020,000	1,743,675	0.26
Venezuela (Rep of) 7.650%, 04/21/2025		742,000	315,350	0.05
Venezuela (Rep of) 11.750%, 10/21/2026		9,672,200	4,678,927	0.69
Venezuela (Rep of) 9.250%, 09/15/2027		1,130,000	543,813	0.08
Venezuela (Rep of) 9.250%, 05/07/2028		2,473,000	1,094,303	0.16
Venezuela (Rep of) 11.950%, 08/05/2031		9,035,300	4,325,650	0.64
			46,900,994	6.95

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam (Cost $3,544,555)
Vietnam (Rep of) 6.750%, 01/29/2020		2,451,000	$2,755,201	0.41
Vietnam (Rep of) 4.800%, 11/19/2024		842,000	899,311	0.13
			3,654,512	0.54
Zambia (Cost $3,873,415)
Zambia (Rep of) 8.500%, 04/14/2024		1,040,000	915,408	0.14
Zambia (Rep of) 8.970%, 07/30/2027		3,410,000	2,992,275	0.44
			3,907,683	0.58
Total Debt Securities (Cost $572,274,136)			583,026,208	86.42

Bank Loans

China (Cost $281,761)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016(6)		638,734	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016		281,761	91,248	0.01
			91,248	0.01
United Arab Emirates (Cost $9,326,550)
DP World Ltd. 3.750%, 09/30/2022		6,305,799	5,183,366	0.77
DP World Ltd. 4.250%, 09/30/2022		5,626,620	4,625,082	0.68
			9,808,448	1.45
Total Bank Loans (Cost $9,608,311)			9,899,696	1.46

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		308,246	$36,989	0.01

Mexico (Cost $13,827)
Corp. GEO S.A.B. de C.V., Series B	MXN	36,793	17,563	—

Total Equity Securities (Cost $13,827)			54,552	0.01

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(3)(4)(6)		1,308,684	$—	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Mexico (Cost $ — )
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75(6)	MXN	63,253	$—	—

Total Warrants (Cost $27,482)			—	—

Total Investments in Securities (Cost $581,923,756)			592,980,456	87.89

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $5,616,025)
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	12,660,000,000	$1,049,565	0.16
Indonesia (Rep of), Issued by ANZ Banking Corp., 9.000%, 03/15/2029	IDR	1,592,000,000	139,617	0.02
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	262,000,000	21,989	—
Indonesia (Rep of), Issued by HSBC Bank, 8.375%, 03/15/2034	IDR	3,022,000,000	253,626	0.04
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/15/2021	IDR	1,840,000,000	174,870	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/15/2025	IDR	3,602,000,000	348,573	0.05
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	7,600,000,000	641,743	0.09
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	2,613,000,000	198,251	0.03
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/15/2029	IDR	11,300,000,000	991,001	0.15
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	8,356,000,000	817,871	0.12
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	2,727,000,000	228,867	0.03
			4,865,973	0.72
Total Fully Funded Total Return Swaps (Cost $5,616,025)			4,865,973	0.72

Total Investments (Total Cost $587,539,781)			597,846,429	88.61

Other Assets Less Liabilities			76,816,497	11.39
Net Assets			$674,662,926	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

(4)	Restricted security that has been deemed illiquid. At July 31, 2016, the value of these restricted illiquid securities amounted to $2,853,230 or 0.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Ecuador (Rep of) 10.750%, 03/28/2022	07/25/2016	$1,768,000
Export-Import Bank of India 3.375%, 08/05/2026	07/28/2016	429,712
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016	01/14/2013-07/20/2015	1,953,742
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	27,482
Marfrig Holdings Europe B.V. 8.000%, 06/08/2016	05/25/2016	636,551
Sino-Forest Corp. 5.000%, 08/01/2013	01/31/2013	—
Sino-Forest Corp. 10.250%, 07/28/2014	01/31/2013	—
Sino-Forest Corp. 4.250%, 12/15/2016	01/31/2013	—
Sino-Forest Corp., 6.250%, 10/21/2017	01/31/2013	—

(5)	Issuer has defaulted on terms of debt obligation.
(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(8)	When Issued Security.
(9)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At July 31, 2016, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2016	BNP Paribas	Brazilian Real	13,127,400	United States Dollar	3,960,000	$88,668
08/02/2016	Merrill Lynch	Brazilian Real	11,228,724	United States Dollar	3,410,000	53,090
08/02/2016	Santander	Brazilian Real	5,807,383	United States Dollar	1,730,190	60,885
08/02/2016	Santander	Brazilian Real	5,741,892	United States Dollar	1,724,810	46,067
08/02/2016	Santander	Brazilian Real	19,384,267	United States Dollar	5,950,000	28,370
08/02/2016	Credit Suisse	United States Dollar	9,197,656	Brazilian Real	31,049,908	(378,555)
08/02/2016	JP Morgan	United States Dollar	3,200,606	Brazilian Real	10,653,857	(85,188)
08/02/2016	Merrill Lynch	United States Dollar	3,500,000	Brazilian Real	11,376,750	(8,744)
08/02/2016	Morgan Stanley	United States Dollar	674,653	Brazilian Real	2,209,152	(6,679)
08/19/2016	ANZ	Euro	120,656	United States Dollar	133,004	1,990
08/19/2016	HSBC Bank	United States Dollar	5,009,519	Euro	4,502,837	(28,417)
08/31/2016	ANZ	Chinese Yuan Renminbi	4,644,358	United States Dollar	692,000	7,669
08/31/2016	BNP Paribas	Chinese Yuan Renminbi	5,750,899	United States Dollar	857,000	9,369
08/31/2016	BNP Paribas	Chinese Yuan Renminbi	12,026,036	United States Dollar	1,826,000	(14,286)
08/31/2016	Merrill Lynch	Chinese Yuan Renminbi	86,864,048	United States Dollar	13,301,286	(215,276)
08/31/2016	Barclays	Indian Rupee	651,212,468	United States Dollar	9,638,596	77,230
08/31/2016	Deutsche Bank	Indian Rupee	150,013,190	United States Dollar	2,209,000	29,136
08/31/2016	JP Morgan	Indian Rupee	83,682,610	United States Dollar	1,238,000	10,511
08/31/2016	BNP Paribas	Indonesian Rupiah	53,446,254,293	United States Dollar	4,058,798	5,362
08/31/2016	JP Morgan	Korean Won	1,308,131,000	United States Dollar	1,138,000	37,825

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2016	Merrill Lynch	Korean Won	14,228,017,018	United States Dollar	12,463,661	$325,320
08/31/2016	Morgan Stanley	Korean Won	3,312,359,400	United States Dollar	2,814,000	163,344
08/31/2016	ANZ	Philippine Peso	30,969,760	United States Dollar	656,000	1,617
08/31/2016	Merrill Lynch	Philippine Peso	47,154,244	United States Dollar	1,016,913	(15,632)
08/31/2016	JP Morgan	Polish Zloty	22,415,043	United States Dollar	5,633,761	113,321
08/31/2016	Merrill Lynch	Romanian Leu	8,436,641	United States Dollar	2,092,187	28,076
08/31/2016	JP Morgan	Russian Ruble	938,137,196	United States Dollar	13,622,845	477,366
08/31/2016	ANZ	Singapore Dollar	712,404	United States Dollar	529,000	2,233
08/31/2016	Barclays	Singapore Dollar	13,871,119	United States Dollar	10,310,034	33,520
08/31/2016	HSBC Bank	Singapore Dollar	2,974,009	United States Dollar	2,149,532	68,156
08/31/2016	Deutsche Bank	Turkish Lira	6,232,019	United States Dollar	2,037,440	33,112
08/31/2016	BNP Paribas	United States Dollar	1,181,300	Indonesian Rupiah	16,016,065,400	(36,594)
08/31/2016	HSBC Bank	United States Dollar	672,107	Indonesian Rupiah	8,877,185,820	(2,932)
08/31/2016	JP Morgan	United States Dollar	1,340,718	Indonesian Rupiah	17,697,477,240	(5,034)
08/31/2016	JP Morgan	United States Dollar	2,252,926	Indonesian Rupiah	29,749,887,279	(9,315)
08/31/2016	Goldman Sachs	United States Dollar	2,429,000	Russian Ruble	158,474,033	47,134
09/02/2016	Morgan Stanley	Brazilian Real	2,209,152	United States Dollar	667,831	5,587
09/20/2016	HSBC Bank	Chinese Offshore Yuan	23,958,440	United States Dollar	3,536,301	70,846
09/20/2016	HSBC Bank	Chinese Offshore Yuan	22,691,563	United States Dollar	3,350,792	65,616
09/20/2016	HSBC Bank	Chinese Offshore Yuan	3,375,149	United States Dollar	517,780	(9,623)
09/20/2016	HSBC Bank	United States Dollar	7,594,758	Chinese Offshore Yuan	50,025,153	63,046
09/22/2016	BNP Paribas	Chinese Offshore Yuan	5,784,110	United States Dollar	877,977	(7,228)
09/22/2016	BNP Paribas	United States Dollar	352,000	Chinese Offshore Yuan	2,296,800	6,236
09/22/2016	BNP Paribas	United States Dollar	530,833	Chinese Offshore Yuan	3,487,310	5,848
09/30/2016	Barclays	Indian Rupee	115,840,690	United States Dollar	1,714,000	5,846
09/30/2016	Deutsche Bank	Indian Rupee	449,560,363	United States Dollar	6,648,000	26,463
09/30/2016	Deutsche Bank	Malaysian Ringgit	20,767,306	United States Dollar	5,220,539	(77,104)
09/30/2016	HSBC Bank	Malaysian Ringgit	6,356,070	United States Dollar	1,593,000	(18,793)
09/30/2016	UBS	Malaysian Ringgit	16,589,069	United States Dollar	4,042,663	65,949
09/30/2016	BNP Paribas	Polish Zloty	12,175,407	United States Dollar	3,078,446	41,390
09/30/2016	Deutsche Bank	Polish Zloty	13,915,005	United States Dollar	3,480,317	85,274
09/30/2016	Merrill Lynch	Romanian Leu	7,628,141	United States Dollar	1,871,546	46,910
09/30/2016	Barclays	Russian Ruble	275,826,105	United States Dollar	4,149,165	(36,187)
09/30/2016	Barclays	Taiwan Dollar	314,213,802	United States Dollar	9,780,365	124,243
09/30/2016	BNP Paribas	Thai Baht	52,784,786	United States Dollar	1,502,000	11,658
09/30/2016	Merrill Lynch	Thai Baht	263,629,300	United States Dollar	7,488,831	71,011
09/30/2016	Merrill Lynch	Thai Baht	304,129,326	United States Dollar	8,696,864	24,357
09/30/2016	Goldman Sachs	United States Dollar	2,406,530	Russian Ruble	158,355,690	45,211
10/07/2016	BNP Paribas	Argentine Peso	14,266,031	United States Dollar	919,203	(9,403)
10/11/2016	BNP Paribas	Chinese Offshore Yuan	14,264,853	United States Dollar	2,101,171	44,430
10/11/2016	BNP Paribas	Chinese Offshore Yuan	2,394,000	United States Dollar	350,000	10,086
10/11/2016	BNP Paribas	Chinese Offshore Yuan	11,253,022	United States Dollar	1,703,455	(10,868)
10/11/2016	BNP Paribas	United States Dollar	4,250,000	Chinese Offshore Yuan	27,911,875	51,727
10/27/2016	Deutsche Bank	Hungarian Forint	2,920,366,427	United States Dollar	10,221,436	280,503
10/28/2016	BNP Paribas	Chilean Peso	1,689,799,816	United States Dollar	2,546,221	13,339
10/31/2016	JP Morgan	Colombian Peso	10,071,430,943	United States Dollar	3,373,166	(151,990)
10/31/2016	JP Morgan	Czech Koruna	130,823,134	United States Dollar	5,352,829	76,196
10/31/2016	Deutsche Bank	Israeli Shekel	8,283,310	United States Dollar	2,151,397	25,474
10/31/2016	Deutsche Bank	Israeli Shekel	1,808,731	United States Dollar	469,776	5,563
10/31/2016	UBS	Malaysian Ringgit	39,233,700	United States Dollar	9,818,243	(111,177)
10/31/2016	Barclays	Mexican Peso	59,502,283	United States Dollar	3,183,728	(41,763)
10/31/2016	BNP Paribas	Peruvian Nuevo Sol	629,798	United States Dollar	190,300	(4,145)
10/31/2016	BNP Paribas	Peruvian Nuevo Sol	4,787,362	United States Dollar	1,444,500	(29,459)
10/31/2016	BNP Paribas	Peruvian Nuevo Sol	5,655,568	United States Dollar	1,712,200	(40,536)
10/31/2016	Citibank	Peruvian Nuevo Sol	4,902,784	United States Dollar	1,481,427	(32,270)
10/31/2016	Credit Suisse	Peruvian Nuevo Sol	10,868,608	United States Dollar	3,280,000	(67,474)
10/31/2016	Deutsche Bank	Polish Zloty	27,036,650	United States Dollar	6,822,010	102,147
10/31/2016	Merrill Lynch	Romanian Leu	13,115,650	United States Dollar	3,250,874	49,343
10/31/2016	HSBC Bank	Russian Ruble	235,731,562	United States Dollar	3,602,024	(112,154)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2016	HSBC Bank	South African Rand	26,899,481	United States Dollar	1,857,314	$45,255
10/31/2016	Deutsche Bank	United States Dollar	1,800,000	Colombian Peso	5,381,388,000	78,855
10/31/2016	Goldman Sachs	United States Dollar	1,370,000	Colombian Peso	4,113,219,500	54,457
10/31/2016	Barclays	United States Dollar	642,873	Mexican Peso	11,929,600	12,941
10/31/2016	Citibank	United States Dollar	5,335,000	Mexican Peso	99,960,295	56,686
10/31/2016	Morgan Stanley	United States Dollar	1,603,035	Russian Ruble	109,852,782	(23,272)
10/31/2016	Citibank	United States Dollar	8,107,000	Singapore Dollar	10,921,175	(32,972)
01/04/2017	Goldman Sachs	United States Dollar	3,736,338	Brazilian Real	16,253,071	(1,035,818)
01/04/2017	Merrill Lynch	United States Dollar	2,036,001	Brazilian Real	8,096,157	(341,158)
01/06/2017	HSBC Bank	Chinese Offshore Yuan	4,218,812	United States Dollar	637,861	(6,158)
01/06/2017	HSBC Bank	Chinese Offshore Yuan	19,874,389	United States Dollar	2,986,385	(10,495)
01/06/2017	HSBC Bank	United States Dollar	267,470	Chinese Offshore Yuan	1,798,201	(1,783)
01/06/2017	HSBC Bank	United States Dollar	3,250,000	Chinese Offshore Yuan	22,295,000	(88,339)
03/02/2017	BNP Paribas	United States Dollar	3,971,478	Brazilian Real	15,643,651	(552,139)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	26,500,860	United States Dollar	4,163,202	(208,138)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	42,770,000	United States Dollar	6,710,599	(327,482)
03/06/2017	HSBC Bank	United States Dollar	4,645,000	Chinese Offshore Yuan	28,989,445	318,533
03/06/2017	HSBC Bank	United States Dollar	4,717,450	Chinese Offshore Yuan	30,344,995	188,676
03/06/2017	HSBC Bank	United States Dollar	1,560,000	Chinese Offshore Yuan	9,936,420	77,060
03/31/2017	Merrill Lynch	Mexican Peso	121,233,258	United States Dollar	6,785,317	(491,164)
03/31/2017	Santander	Mexican Peso	121,217,935	United States Dollar	6,795,108	(501,751)
05/11/2017	HSBC Bank	Chinese Offshore Yuan	22,461,415	United States Dollar	3,350,000	(10,093)
05/11/2017	HSBC Bank	Chinese Offshore Yuan	19,835,766	United States Dollar	2,971,205	(21,720)
05/11/2017	HSBC Bank	United States Dollar	5,447,000	Chinese Offshore Yuan	36,454,048	26,454
05/11/2017	UBS	United States Dollar	872,000	Chinese Offshore Yuan	5,843,133	3,154

Total						$(1,183,567)

At July 31, 2016, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.255%	BRL	18,190,409	01/02/2019	$(13,859)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	12.225%	BRL	1,969,949	01/02/2019	102	HSBC Bank

Brazil CETIP Interbank Deposit Rate	15.420%	BRL	18,283,628	01/02/2019	458,358	HSBC Bank

Brazil CETIP Interbank Deposit Rate	12.220%	BRL	19,385,267	01/02/2019	(440)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	15.715%	BRL	8,509,458	01/04/2021	480,060	HSBC Bank

Brazil CETIP Interbank Deposit Rate	13.850%	BRL	37,054,198	01/02/2019	415,398	HSBC Bank

Brazil CETIP Interbank Deposit Rate	12.340%	BRL	6,629,467	01/04/2021	38,840	HSBC Bank

MYR-KLIBOR-BNM 3 Month Rate	3.555%	MYR	28,198,000	03/18/2018	29,127	HSBC Bank

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate	3.560%	MYR	24,122,000	03/22/2018	$25,581	HSBC Bank

WIBOR Poland 6 Month Rate	2.110%	PLN	5,400,000	07/07/2026	(13,009)	Barclays

					$1,420,158

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$127,346,090	$—	$127,346,090
Corporate Convertible Bonds	—	21,000	—	21,000
Financial Certificates	—	6,875,537	—	6,875,537
Government Agencies	—	43,561,516	—	43,561,516
Government Bonds	—	397,382,497	265,917	397,648,414
Municipal Bonds	—	7,125,483	—	7,125,483
Index Linked Government Bonds	—	448,168	—	448,168

Total Debt Securities	—	582,760,291	265,917	583,026,208
Bank Loans	—	—	9,899,696	9,899,696
Common Stock	—	54,552	—	54,552
Warrants	—	—	—	—
Fully Funded Total Return Swaps	—	4,865,973	—	4,865,973

Total Investments	$—	$587,680,816	$10,165,613	$597,846,429

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,035,741	$—	$4,035,741
Interest Rate Swap Contracts	—	1,447,466	—	1,447,466
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,219,308)	—	(5,219,308)
Interest Rate Swap Contracts	—	(27,308)	—	(27,308)

Total Other Financial Instruments	$—	$236,591	$—	$236,591

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, the Fund had a transfer as disclosed below.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2016:

Category and Subcategory	Beginning Balance at 10/31/2015	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2016
Investments, at value
Corporate Bonds
China	$1,050,531	$(20,220)	$—	$—	$—	$(1,030,311)	$—	$—	$—	$—
Russian Federation	166,665	5,509	72,221	—	—	33,685	—	(278,080)	—	—
Government Bonds Argentina	—	22,114	259,414	—	—	(15,611)	—	—	265,917	(15,611)
Bank Loans
China	558,077	—	—	—	—	(466,829)	—	—	91,248	(466,830)
Ukraine	123,000	—	—	(123,000)	—	—	—	—	—	—
United Arab Emirates	—	46,176	4,847,445	(4,548)	1,153	293,140	4,625,082	—	9,808,448	344,685

Total	$1,898,273	$53,579	$5,179,080	$(127,548)	$1,153	$(1,185,926)	$4,625,082	$(278,080)	$10,165,613	$(137,756)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2016	Valuation Technique	Unobservable Input
Government Bonds	$265,917	Third party vendor	Broker quote
Bank Loans	91,248	Indicative bid	Bid source
Bank Loans	9,808,448	Third party vendor	Broker quote

Total	$10,165,613

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$594,972,452

Gross tax appreciation of investments	27,334,430
Gross tax depreciation of investments	(24,460,453)

Net tax appreciation of investments	$2,873,977

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $220,715)
Argentina (Rep of) 7.500%, 04/22/2026		150,000	$162,900	2.61
Argentina (Rep of) 8.280%, 12/31/2033		22,232	24,817	0.40
Argentina (Rep of), FRN 2.500%, 12/31/2038		57,232	38,775	0.62
			226,492	3.63
Azerbaijan (Cost $182,152)
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		200,000	207,580	3.33
			207,580	3.33
Belarus (Cost $120,027)
Belarus (Rep of) 8.950%, 01/26/2018		130,000	135,733	2.18
			135,733	2.18
Brazil (Cost $351,682)
Brazil (Rep of) 4.875%, 01/22/2021		50,000	53,075	0.85
Brazil (Rep of) 8.875%, 04/15/2024		10,000	12,700	0.20
Brazil (Rep of) 4.250%, 01/07/2025		56,000	55,356	0.89
Brazil (Rep of) 8.250%, 01/20/2034		9,000	11,317	0.18
Brazil (Rep of) 7.125%, 01/20/2037		32,000	36,992	0.59
Petrobras Global Finance B.V. 5.375%, 01/27/2021		20,000	18,975	0.30
Petrobras Global Finance B.V. 8.375%, 05/23/2021		15,000	15,859	0.26
Petrobras Global Finance B.V. 6.250%, 03/17/2024		19,000	17,812	0.29
Petrobras Global Finance B.V. 8.750%, 05/23/2026		20,000	20,794	0.33
Petrobras Global Finance B.V. 6.875%, 01/20/2040		35,000	28,996	0.47
Petrobras Global Finance B.V. 6.850%, 06/05/2115		4,000	3,054	0.05
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		57,560	46,336	0.74
Vale Overseas Ltd. 4.625%, 09/15/2020		2,000	2,010	0.03
Vale Overseas Ltd. 6.875%, 11/21/2036		20,000	19,250	0.31
Vale Overseas Ltd. 6.875%, 11/10/2039		25,000	23,664	0.38
			366,190	5.87
Chile (Cost $71,667)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		70,000	77,534	1.24
			77,534	1.24
China (Cost $104,829)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	107,724	1.73
			107,724	1.73
Colombia (Cost $202,362)
Colombia (Rep of) 11.750%, 02/25/2020		55,000	72,325	1.16
Colombia (Rep of) 8.125%, 05/21/2024		10,000	13,000	0.21
Colombia (Rep of) 6.125%, 01/18/2041		100,000	114,750	1.84
			200,075	3.21
Costa Rica (Cost $58,486)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	57,600	0.92
			57,600	0.92
Croatia (Cost $130,561)
Croatia (Rep of) 6.625%, 07/14/2020		120,000	132,104	2.12
			132,104	2.12
Dominican Republic (Cost $164,429)
Dominican (Rep of) 5.875%, 04/18/2024		160,000	169,200	2.71
			169,200	2.71
Ecuador (Cost $144,159)
Ecuador (Rep of) 7.950%, 06/20/2024		200,000	173,500	2.78
			173,500	2.78

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $37,832)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	$40,960	0.66
			40,960	0.66
El Salvador (Cost $52,995)
El Salvador (Rep of) 5.875%, 01/30/2025		30,000	29,850	0.48
El Salvador (Rep of) 8.250%, 04/10/2032		10,000	11,050	0.18
El Salvador (Rep of) 7.650%, 06/15/2035		15,000	15,600	0.25
			56,500	0.91
Georgia (Cost $31,512)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	33,300	0.53
			33,300	0.53
Hungary (Cost $226,759)
Hungary (Rep of) 4.125%, 02/19/2018		30,000	31,003	0.50
Hungary (Rep of) 6.250%, 01/29/2020		30,000	33,430	0.54
Hungary (Rep of) 5.375%, 02/21/2023		52,000	58,240	0.93
Hungary (Rep of) 5.750%, 11/22/2023		48,000	55,236	0.88
Hungary (Rep of) 5.375%, 03/25/2024		26,000	29,383	0.47
Hungary (Rep of) 7.625%, 03/29/2041		26,000	38,607	0.62
			245,899	3.94
Indonesia (Cost $236,177)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	32,261	0.52
Indonesia (Rep of) 5.875%, 03/13/2020		160,000	179,037	2.87
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	43,127	0.69
			254,425	4.08
Ivory Coast (Cost $116,823)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		128,700	122,934	1.97
			122,934	1.97
Jamaica (Cost $183,737)
Digicel Group Ltd. 8.250%, 09/30/2020		200,000	182,500	2.93
			182,500	2.93
Kazakhstan (Cost $391,198)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	59,708	0.96
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	50,000	53,876	0.86
Kazkommertsbank JSC 5.500%, 12/21/2022		29,784	20,202	0.33
KazMunayGas National Co. JSC 7.000%, 05/05/2020		170,000	185,300	2.97
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	68,614	1.10
			387,700	6.22
Latvia (Cost $29,117)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	31,217	0.50
			31,217	0.50
Lebanon (Cost $128,658)
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	9,954	0.16
Lebanon (Rep of) 5.450%, 11/28/2019		10,000	9,919	0.16
Lebanon (Rep of) 6.375%, 03/09/2020		30,000	30,305	0.48
Lebanon (Rep of) 8.250%, 04/12/2021		24,000	26,010	0.42
Lebanon (Rep of) 6.100%, 10/04/2022		19,000	18,795	0.30
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	9,750	0.16
Lebanon (Rep of) 6.600%, 11/27/2026		24,000	23,520	0.38
			128,253	2.06
Lithuania (Cost $115,473)
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	117,898	1.89
			117,898	1.89
Malaysia (Cost $64,348)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	64,654	1.04
			64,654	1.04

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $279,184)
Mexico (Rep of) 6.750%, 09/27/2034		14,000	$19,040	0.30
Mexico (Rep of) 4.750%, 03/08/2044		64,000	68,480	1.10
Mexico (Rep of) 5.550%, 01/21/2045		36,000	43,200	0.69
Mexico (Rep of) 5.750%, 10/12/2110		58,000	63,655	1.02
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	10,790	0.17
Petroleos Mexicanos 6.875%, 08/04/2026		26,000	29,185	0.47
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	16,024	0.26
Petroleos Mexicanos 5.500%, 06/27/2044		15,000	13,573	0.22
Petroleos Mexicanos 5.625%, 01/23/2046		21,000	19,238	0.31
			283,185	4.54
Morocco (Cost $46,996)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	53,712	0.86
			53,712	0.86
Pakistan (Cost $102,026)
Pakistan (Rep of) 6.875%, 06/01/2017		100,000	102,506	1.64
			102,506	1.64
Panama (Cost $91,703)
Panama (Rep of) 8.875%, 09/30/2027		15,000	22,275	0.36
Panama (Rep of) 9.375%, 04/01/2029		10,000	15,400	0.25
Panama (Rep of) 6.700%, 01/26/2036		45,000	60,919	0.97
			98,594	1.58
Peru (Cost $140,667)
Peru (Rep of) 8.750%, 11/21/2033		58,000	92,220	1.48
Peru (Rep of) 5.625%, 11/18/2050		44,000	55,770	0.89
			147,990	2.37
Philippines (Cost $183,374)
Philippines (Rep of) 4.000%, 01/15/2021		50,000	55,104	0.88
Philippines (Rep of) 10.625%, 03/16/2025		15,000	24,782	0.40
Philippines (Rep of) 9.500%, 02/02/2030		67,000	116,156	1.86
			196,042	3.14
Poland (Cost $20,139)
Poland (Rep of) 5.000%, 03/23/2022		10,000	11,462	0.18
Poland (Rep of) 3.000%, 03/17/2023		10,000	10,425	0.17
			21,887	0.35
Romania (Cost $128,548)
Romania (Rep of) 6.750%, 02/07/2022		52,000	62,187	1.00
Romania (Rep of) 4.375%, 08/22/2023		62,000	67,316	1.08
Romania (Rep of) 6.125%, 01/22/2044		4,000	5,145	0.08
			134,648	2.16
Russian Federation (Cost $204,783)
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	102,907	1.65
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	107,060	1.72
			209,967	3.37
Senegal (Cost $32,015)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	33,081	0.53
			33,081	0.53
Serbia (Cost $52,057)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	57,838	0.93
			57,838	0.93

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $83,572)
South Africa (Rep of) 5.500%, 03/09/2020		80,000	$86,906	1.39
			86,906	1.39
Sri Lanka (Cost $40,143)
Bank of Ceylon 6.875%, 05/03/2017		40,000	40,952	0.66
			40,952	0.66
Turkey (Cost $173,404)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	52,925	0.85
Turkey (Rep of) 5.625%, 03/30/2021		40,000	42,530	0.68
Turkey (Rep of) 6.750%, 05/30/2040		30,000	34,912	0.56
Turkey (Rep of) 6.000%, 01/14/2041		40,000	42,668	0.68
			173,035	2.77
Ukraine (Cost $150,359)
Ukraine (Rep of) 7.750%, 09/01/2020		160,000	157,632	2.53
			157,632	2.53
Uruguay (Cost $100,441)
Uruguay (Rep of) 4.500%, 08/14/2024		32,503	35,721	0.57
Uruguay (Rep of) 7.875%, 01/15/2033		17,000	23,757	0.38
Uruguay (Rep of) 7.625%, 03/21/2036		16,000	22,168	0.36
Uruguay (Rep of) 4.125%, 11/20/2045		10,774	9,993	0.16
Uruguay (Rep of) 5.100%, 06/18/2050		9,000	9,113	0.15
			100,752	1.62
Venezuela (Cost $458,361)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		33,638	32,208	0.52
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		30,000	20,955	0.34
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		149,738	116,571	1.87
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		29,046	14,298	0.23
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	8,168	0.13
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	4,383	0.07
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		38,000	16,720	0.27
Venezuela (Rep of) 7.750%, 10/13/2019		24,000	11,490	0.18
Venezuela (Rep of) 6.000%, 12/09/2020		12,000	5,235	0.08
Venezuela (Rep of) 12.750%, 08/23/2022		57,000	29,996	0.48
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	9,319	0.15
Venezuela (Rep of) 8.250%, 10/13/2024		50,000	21,688	0.35
Venezuela (Rep of) 7.650%, 04/21/2025		10,000	4,250	0.07
Venezuela (Rep of) 11.750%, 10/21/2026		133,400	64,532	1.03
Venezuela (Rep of) 9.250%, 09/15/2027		22,000	10,588	0.17
Venezuela (Rep of) 9.250%, 05/07/2028		27,000	11,948	0.19
Venezuela (Rep of) 11.950%, 08/05/2031		142,200	68,078	1.09
			450,427	7.22

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam (Cost $52,561)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	$56,206	0.90
			56,206	0.90
Total Debt Securities (Cost $5,706,031)			5,925,332	95.01

Total Investments (Total Cost $5,706,031)			5,925,332	95.01

Other Assets Less Liabilities			310,885	4.99

Net Assets			$6,236,217	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At July 31, 2016, the Ashmore Emerging Markets Hard Currency Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/19/2016	HSBC Bank	United States Dollar	55,924	Euro	50,268	$(317)

Total						$(317)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Hard Currency Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$1,600,380	$—	$1,600,380
Government Agencies	—	246,115	—	246,115
Government Bonds	—	4,078,837	—	4,078,837

Total Investments	$—	$5,925,332	$—	$5,925,332

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(317)	$—	$(317)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2015.

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,772,110

Gross tax appreciation of investments	274,078
Gross tax depreciation of investments	(120,856)

Net tax appreciation of investments	$153,222

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $739,644)
Letras del Banco Central de la Republica Argentina 0.000%, 10/05/2016(2)	ARS	1,281,483	$81,458	0.11
Letras del Banco Central de la Republica Argentina 0.000%, 10/12/2016(2)	ARS	895,836	56,732	0.07
Letras del Banco Central de la Republica Argentina 0.000%, 10/26/2016(2)	ARS	1,150,951	72,303	0.09
Letras del Banco Central de la Republica Argentina 0.000%, 12/14/2016(2)	ARS	1,035,856	63,127	0.08
Letras del Banco Central de la Republica Argentina 0.000%, 12/28/2016(2)	ARS	2,478,699	149,756	0.20
Letras del Banco Central de la Republica Argentina 0.000%, 01/04/2017(2)	ARS	2,402,897	144,555	0.19
Letras del Banco Central de la Republica Argentina 0.000%, 01/11/2017(2)	ARS	2,358,890	141,158	0.18
			709,089	0.92
Brazil (Cost $6,956,180)
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2019(2)	BRL	11,587,000	2,704,913	3.52
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2020(2)	BRL	1,550,000	323,576	0.42
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2027	BRL	2,232,000	617,574	0.80
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	6,326,000	1,828,215	2.38
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	3,491,000	989,948	1.29
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	6,470,000	1,816,542	2.36
			8,280,768	10.77
Chile (Cost $44,291)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	32,581	0.04
			32,581	0.04
Colombia (Cost $4,677,796)
Colombian TES 5.000%, 11/21/2018	COP	3,596,700,000	1,120,392	1.46
Colombian TES 7.000%, 09/11/2019	COP	800,400,000	259,827	0.34
Colombian TES 11.000%, 07/24/2020	COP	591,700,000	217,631	0.28
Colombian TES 7.000%, 05/04/2022	COP	9,438,000,000	3,033,530	3.94
			4,631,380	6.02
Hungary (Cost $2,497,942)
Hungary (Rep of) 6.500%, 06/24/2019	HUF	175,850,000	723,350	0.94
Hungary (Rep of) 3.500%, 06/24/2020	HUF	18,350,000	70,371	0.09
Hungary (Rep of) 7.500%, 11/12/2020	HUF	27,590,000	122,266	0.16
Hungary (Rep of) 7.000%, 06/24/2022	HUF	106,100,000	482,348	0.63
Hungary (Rep of) 6.000%, 11/24/2023	HUF	117,480,000	521,883	0.68
Hungary (Rep of) 3.000%, 06/26/2024	HUF	36,500,000	133,533	0.17
Hungary (Rep of) 5.500%, 06/24/2025	HUF	103,060,000	449,794	0.59
			2,503,545	3.26
Indonesia (Cost $5,179,067)
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	1,039,000,000	91,531	0.12
Indonesia (Rep of) 8.250%, 07/15/2021	IDR	10,428,000,000	847,625	1.10

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of) 7.000%, 05/15/2022	IDR	1,041,000,000	$80,085	0.10
Indonesia (Rep of) 5.625%, 05/15/2023	IDR	521,000,000	37,120	0.05
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	3,479,000,000	288,423	0.38
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	14,467,000,000	1,221,591	1.59
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	915,000,000	69,422	0.09
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	15,353,000,000	1,346,446	1.75
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	9,595,000,000	834,964	1.09
Indonesia (Rep of) 8.250%, 06/15/2032	IDR	1,145,000,000	94,711	0.12
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	4,037,000,000	285,753	0.37
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	1,451,000,000	121,777	0.16
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	3,847,000,000	322,538	0.42
			5,641,986	7.34
Malaysia (Cost $3,484,855)
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	319,000	79,731	0.10
Malaysia (Rep of) 3.620%, 11/30/2021	MYR	1,960,000	491,221	0.64
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	1,704,000	419,770	0.54
Malaysia (Rep of) 3.795%, 09/30/2022	MYR	372,000	93,456	0.12
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	1,966,000	483,187	0.63
Malaysia (Rep of) 3.800%, 08/17/2023	MYR	584,000	146,992	0.19
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	1,265,000	324,638	0.42
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	365,000	95,343	0.12
Malaysia (Rep of) 3.900%, 11/30/2026	MYR	2,157,000	543,963	0.71
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	498,000	128,940	0.17
Malaysia (Rep of) 4.232%, 06/30/2031	MYR	390,000	98,969	0.13
Malaysia (Rep of) 4.254%, 05/31/2035	MYR	1,482,000	366,843	0.48
Malaysia Government Investment Issue 4.194%, 07/15/2022	MYR	1,020,000	258,733	0.34
			3,531,786	4.59
Mexico (Cost $3,712,537)
Mexican Bonos 8.500%, 05/31/2029	MXN	9,370,000	603,049	0.78
Mexican Bonos 7.750%, 05/29/2031	MXN	9,880,000	602,085	0.78
Mexican Udibonos 4.000%, 06/13/2019(3)	MXN	3,810,000	1,164,722	1.52
Mexican Udibonos 2.000%, 06/09/2022(3)	MXN	1,370,000	387,999	0.51
Mexican Udibonos 4.000%, 11/15/2040(3)	MXN	1,530,000	506,114	0.66
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	2,540,000	123,305	0.16
			3,387,274	4.41
Peru (Cost $1,425,391)
Peru (Rep of) 5.700%, 08/12/2024	PEN	880,000	265,630	0.35
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,282,000	453,230	0.59
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,869,000	608,742	0.79
			1,327,602	1.73
Philippines (Cost $770,840)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	10,000,000	227,111	0.30
Philippines (Rep of) 3.900%, 11/26/2022	PHP	10,000,000	217,777	0.28
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	247,486	0.32
			692,374	0.90
Poland (Cost $2,758,902)
Poland (Rep of) 5.750%, 09/23/2022	PLN	3,386,000	1,033,212	1.34
Poland (Rep of) 2.750%, 08/25/2023(3)	PLN	324,000	105,300	0.14
Poland (Rep of) 4.000%, 10/25/2023	PLN	792,000	221,835	0.29
Poland (Rep of) 3.250%, 07/25/2025	PLN	3,735,000	991,936	1.29
Poland (Rep of) 2.500%, 07/25/2026	PLN	560,000	139,080	0.18

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Poland - (continued)
Poland (Rep of) 5.750%, 04/25/2029	PLN	230,000	$74,957	0.10
			2,566,320	3.34
Russian Federation (Cost $1,893,883)
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	9,830,000	138,341	0.18
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	27,849,000	407,628	0.53
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	12,330,000	173,954	0.22
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	24,998,000	351,635	0.46
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	11,729,000	175,784	0.23
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	12,776,000	176,064	0.23
			1,423,406	1.85
South Africa (Cost $9,972,183)
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	8,249,500	597,310	0.78
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	17,009,810	1,189,219	1.55
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	17,617,900	1,428,470	1.86
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	9,160,000	607,369	0.79
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	27,023,860	1,624,907	2.11
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	8,120,000	540,000	0.70
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	3,950,000	207,602	0.27
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	12,130,000	808,803	1.05
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,600,000	240,293	0.31
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	9,020,000	605,162	0.79
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	10,975,900	734,425	0.96
			8,583,560	11.17
Thailand (Cost $2,699,395)
Thailand (Rep of) 3.625%, 06/16/2023	THB	16,930,000	539,390	0.70
Thailand (Rep of) 3.850%, 12/12/2025	THB	13,879,000	458,542	0.59
Thailand (Rep of) 1.250%, 03/12/2028(3)	THB	10,000,000	275,973	0.36
Thailand (Rep of) 3.400%, 06/17/2036	THB	39,097,000	1,265,939	1.65
Thailand (Rep of) 4.675%, 06/29/2044	THB	3,980,000	159,882	0.21
			2,699,726	3.51
Turkey (Cost $7,496,197)
Turkey (Rep of) 8.300%, 06/20/2018	TRY	1,932,000	640,238	0.83
Turkey (Rep of) 8.500%, 07/10/2019	TRY	2,631,510	865,616	1.13
Turkey (Rep of) 9.400%, 07/08/2020	TRY	3,108,340	1,042,547	1.36
Turkey (Rep of) 10.700%, 02/17/2021	TRY	1,093,000	382,570	0.50
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,187,000	396,733	0.52
Turkey (Rep of) 3.000%, 02/23/2022(3)	TRY	1,689,810	796,137	1.03
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,045,000	333,706	0.43
Turkey (Rep of) 7.100%, 03/08/2023	TRY	2,914,700	860,522	1.12
Turkey (Rep of) 8.800%, 09/27/2023	TRY	2,343,810	754,739	0.98
			6,072,808	7.90
Total Debt Securities (Cost $54,309,103)			52,084,205	67.75

Total Investments in Securities (Cost $54,309,103)			$52,084,205	67.75

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $3,406,313)
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.875%, 04/15/2019	IDR	1,456,000,000	$114,746	0.15
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	13,100,000,000	1,086,042	1.41
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.000%, 05/15/2027	IDR	941,000,000	71,395	0.09
Indonesia (Rep of), Issued by ANZ Banking Corp., 10.500%, 08/15/2030	IDR	600,000,000	58,727	0.08
Indonesia (Rep of), Issued by Deutsche Bank, 8.375%, 03/15/2034	IDR	12,288,000,000	1,031,289	1.34
Indonesia (Rep of), Issued by HSBC Bank, 10.500%, 08/15/2030	IDR	1,949,000,000	190,765	0.25
Indonesia (Rep of), Issued by HSBC Bank, 8.250%, 06/15/2032	IDR	30,000,000	2,481	—
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	6,009,000,000	455,910	0.59
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	1,064,000,000	104,142	0.14
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/15/2036	IDR	2,022,000,000	169,528	0.22
			3,285,025	4.27
Total Fully Funded Total Return Swaps (Cost $3,406,313)			3,285,025	4.27

Total Investments (Total Cost $57,715,416)			55,369,230	72.02

Other Assets Less Liabilities			21,507,442	27.98

Net Assets			$76,876,672	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond.
(3)	Inflation-indexed bonds are shown at original par and stated coupon rate.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

At July 31, 2016, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2016	Goldman Sachs	Brazilian Real	393,426	United States Dollar	122,000	$(662)
08/02/2016	Merrill Lynch	Brazilian Real	2,206,230	United States Dollar	670,000	10,431
08/02/2016	Santander	Brazilian Real	1,344,691	United States Dollar	400,623	14,098
08/02/2016	Santander	Brazilian Real	1,329,526	United States Dollar	399,377	10,667
08/02/2016	Santander	Brazilian Real	5,017,104	United States Dollar	1,540,000	7,343
08/02/2016	Credit Suisse	United States Dollar	642,612	Brazilian Real	2,169,361	(26,448)
08/02/2016	Merrill Lynch	United States Dollar	530,000	Brazilian Real	1,722,765	(1,324)
08/02/2016	Morgan Stanley	United States Dollar	1,954,146	Brazilian Real	6,398,851	(19,346)
08/31/2016	JP Morgan	Polish Zloty	6,524,202	United States Dollar	1,639,782	32,984
08/31/2016	Merrill Lynch	Romanian Leu	3,301,472	United States Dollar	818,726	10,987
08/31/2016	JP Morgan	Russian Ruble	49,929,618	United States Dollar	725,036	25,406
08/31/2016	ANZ	United States Dollar	145,000	Indonesian Rupiah	1,923,425,000	(1,261)
08/31/2016	BNP Paribas	United States Dollar	270,700	Indonesian Rupiah	3,670,150,600	(8,386)
08/31/2016	Merrill Lynch	United States Dollar	362,271	Philippine Peso	16,798,527	5,569
08/31/2016	Goldman Sachs	United States Dollar	565,000	Russian Ruble	36,862,013	10,964
08/31/2016	Deutsche Bank	United States Dollar	559,693	Turkish Lira	1,711,962	(9,096)
08/31/2016	Goldman Sachs	United States Dollar	457,228	Turkish Lira	1,400,696	(8,145)
09/02/2016	Morgan Stanley	Brazilian Real	6,398,851	United States Dollar	1,934,386	16,182
09/20/2016	HSBC Bank	Chinese Offshore Yuan	6,511,705	United States Dollar	961,563	18,830
09/20/2016	HSBC Bank	Chinese Offshore Yuan	3,391,199	United States Dollar	500,546	10,028
09/20/2016	HSBC Bank	Chinese Offshore Yuan	2,316,932	United States Dollar	340,550	8,284
09/20/2016	HSBC Bank	Chinese Offshore Yuan	1,783,188	United States Dollar	270,000	(1,526)
09/20/2016	HSBC Bank	United States Dollar	2,125,922	Chinese Offshore Yuan	14,003,024	17,648
09/22/2016	BNP Paribas	Chinese Offshore Yuan	7,577,620	United States Dollar	1,118,468	22,279
09/22/2016	BNP Paribas	Chinese Offshore Yuan	245,059	United States Dollar	36,000	892
09/22/2016	BNP Paribas	Chinese Offshore Yuan	145,427	United States Dollar	21,789	104
09/22/2016	BNP Paribas	Chinese Offshore Yuan	5,868,219	United States Dollar	893,796	(10,385)
09/22/2016	BNP Paribas	United States Dollar	2,099,276	Chinese Offshore Yuan	13,836,325	16,333
09/30/2016	Barclays	Indian Rupee	26,682,558	United States Dollar	394,800	1,346
09/30/2016	Deutsche Bank	Indian Rupee	103,544,950	United States Dollar	1,531,200	6,095
09/30/2016	Deutsche Bank	Malaysian Ringgit	4,077,005	United States Dollar	1,024,888	(15,137)
09/30/2016	UBS	Malaysian Ringgit	3,561,236	United States Dollar	867,853	14,157
09/30/2016	BNP Paribas	Polish Zloty	2,478,657	United States Dollar	626,707	8,426
09/30/2016	Deutsche Bank	Polish Zloty	5,391,303	United States Dollar	1,348,433	33,039
09/30/2016	Merrill Lynch	Romanian Leu	3,012,909	United States Dollar	739,210	18,528
09/30/2016	Barclays	Russian Ruble	37,074,231	United States Dollar	557,696	(4,864)
09/30/2016	Merrill Lynch	Thai Baht	53,921,100	United States Dollar	1,531,719	14,524
09/30/2016	Merrill Lynch	Thai Baht	62,204,691	United States Dollar	1,778,802	4,982
09/30/2016	ANZ	United States Dollar	347,000	Indonesian Rupiah	4,582,135,000	201
09/30/2016	Deutsche Bank	United States Dollar	681,730	Indonesian Rupiah	9,014,692,407	(546)
09/30/2016	Goldman Sachs	United States Dollar	560,460	Russian Ruble	36,879,669	10,529
10/07/2016	BNP Paribas	Argentine Peso	4,058,027	United States Dollar	261,471	(2,675)
10/11/2016	BNP Paribas	Chinese Offshore Yuan	5,074,981	United States Dollar	772,260	(8,923)
10/11/2016	BNP Paribas	Chinese Offshore Yuan	7,271,919	United States Dollar	1,104,316	(10,534)
10/11/2016	BNP Paribas	United States Dollar	1,880,000	Chinese Offshore Yuan	12,346,900	22,881
10/27/2016	Deutsche Bank	Hungarian Forint	421,293,316	United States Dollar	1,474,549	40,465
10/28/2016	BNP Paribas	Chilean Peso	31,682,863	United States Dollar	47,740	250
10/31/2016	JP Morgan	Colombian Peso	430,078,384	United States Dollar	144,044	(6,490)
10/31/2016	UBS	Malaysian Ringgit	7,702,200	United States Dollar	1,927,477	(21,826)
10/31/2016	Barclays	Mexican Peso	32,289,594	United States Dollar	1,740,050	(35,027)
10/31/2016	BNP Paribas	Peruvian Nuevo Sol	146,942	United States Dollar	44,400	(967)
10/31/2016	BNP Paribas	Peruvian Nuevo Sol	1,117,217	United States Dollar	337,100	(6,875)
10/31/2016	BNP Paribas	Peruvian Nuevo Sol	1,319,588	United States Dollar	399,500	(9,458)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2016	Citibank	Peruvian Nuevo Sol	210,251	United States Dollar	63,530	$(1,384)
10/31/2016	Credit Suisse	Peruvian Nuevo Sol	2,584,608	United States Dollar	780,000	(16,045)
10/31/2016	Deutsche Bank	Polish Zloty	5,504,094	United States Dollar	1,388,818	20,795
10/31/2016	Merrill Lynch	Romanian Leu	2,389,300	United States Dollar	592,217	8,989
10/31/2016	HSBC Bank	Russian Ruble	83,173,718	United States Dollar	1,270,910	(39,572)
10/31/2016	Merrill Lynch	Turkish Lira	809,435	United States Dollar	263,000	2,214
10/31/2016	Deutsche Bank	United States Dollar	210,000	Colombian Peso	627,828,600	9,200
10/31/2016	Goldman Sachs	United States Dollar	355,000	Colombian Peso	1,065,834,250	14,111
10/31/2016	Citibank	United States Dollar	1,070,000	Mexican Peso	20,048,269	11,369
10/31/2016	Morgan Stanley	United States Dollar	387,990	Russian Ruble	26,588,179	(5,633)
10/31/2016	Citibank	United States Dollar	1,928,000	Singapore Dollar	2,597,265	(7,841)
10/31/2016	HSBC Bank	United States Dollar	235,018	South African Rand	3,403,772	(5,726)
10/31/2016	Merrill Lynch	United States Dollar	245,000	South African Rand	3,532,655	(4,861)
01/06/2017	HSBC Bank	Chinese Offshore Yuan	6,036,800	United States Dollar	912,317	(8,397)
01/06/2017	HSBC Bank	United States Dollar	880,000	Chinese Offshore Yuan	6,036,800	(23,920)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	5,017,910	United States Dollar	788,298	(39,411)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	10,100,000	United States Dollar	1,584,687	(77,334)
03/06/2017	HSBC Bank	United States Dollar	1,810,000	Chinese Offshore Yuan	11,296,210	124,122
03/06/2017	HSBC Bank	United States Dollar	600,000	Chinese Offshore Yuan	3,821,700	29,639
03/31/2017	Merrill Lynch	Mexican Peso	40,674,280	United States Dollar	2,276,503	(164,788)
03/31/2017	Santander	Mexican Peso	40,669,138	United States Dollar	2,279,788	(168,340)
03/31/2017	JP Morgan	United States Dollar	1,800,000	Mexican Peso	35,080,425	(21,295)
05/11/2017	HSBC Bank	Chinese Offshore Yuan	5,296,871	United States Dollar	790,000	(2,380)
05/11/2017	HSBC Bank	Chinese Offshore Yuan	4,682,738	United States Dollar	701,429	(5,128)
05/11/2017	ANZ	United States Dollar	37,000	Chinese Offshore Yuan	248,714	17
05/11/2017	HSBC Bank	United States Dollar	1,454,000	Chinese Offshore Yuan	9,730,895	7,062

Total						$(159,986)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

At July 31, 2016, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.560%	BRL	2,305,082	01/02/2025	$45,903	HSBC Bank
Brazil CETIP Interbank Deposit Rate	12.255%	BRL	5,841,635	01/02/2019	(4,451)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	15.715%	BRL	1,819,942	01/04/2021	102,672	HSBC Bank
Brazil CETIP Interbank Deposit Rate	13.850%	BRL	10,327,724	01/02/2019	115,779	HSBC Bank
Brazil CETIP Interbank Deposit Rate	13.055%	BRL	3,650,266	01/04/2021	56,774	HSBC Bank
Brazil CETIP Interbank Deposit Rate	15.630%	BRL	2,039,065	01/02/2019	58,452	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.571%	BRL	3,065,205	01/02/2019	85,987	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.270%	BRL	5,207,704	01/02/2019	(1,875)	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.135%	BRL	5,191,414	01/02/2019	(4,783)	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.220%	BRL	2,205,510	06/02/2019	(50)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	12.340%	BRL	3,954,419	01/04/2021	23,168	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.125%	MXN	4,700,000	06/19/2026	(1,682)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	5.505%	MXN	23,200,000	06/03/2021	(20,343)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.200%	MXN	23,240,000	06/24/2026	(605)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate	3.555%	MYR	7,821,000	03/18/2018	8,267	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate	3.560%	MYR	6,747,300	03/22/2018	7,297	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate	4.055%	MYR	5,200,000	04/27/2026	38,474	HSBC Bank
WIBOR Poland 6 Month Rate	1.955%	PLN	6,400,000	09/24/2020	8,612	BNP Paribas

					$517,596

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

At July 31, 2016, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Variation Margin Receivable (Payable)	Counterparty
Budapest Interbank 6 Month Rate	1.820%	HUF 91,600,000	10/07/2020	$11,273	HSBC Bank
Budapest Interbank 6 Month Rate	1.795%	HUF 93,000,000	10/09/2020	11,099	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.000%	MXN 35,000,000	01/29/2026	(12,433)	BNP Paribas
WIBOR Poland 6 Month Rate	1.853%	PLN 1,300,000	04/21/2021	(285)	JP Morgan
WIBOR Poland 6 Month Rate	2.290%	PLN 690,000	11/03/2025	1,798	Morgan Stanley
WIBOR Poland 6 Month Rate	2.375%	PLN 1,290,000	05/04/2026	4,984	BNP Paribas
WIBOR Poland 6 Month Rate	2.110%	PLN 1,300,000	07/07/2026	(3,257)	Barclays

				$13,179

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilties in markets that are active, quoted prices for identical or similar assets or liabilties in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$123,305	$—	$123,305
Financial Certificates	—	258,733	—	258,733
Government Agencies	—	81,458	—	81,458
Government Bonds	—	48,312,161	72,303	48,384,464
Index Linked Government Bonds	—	3,236,245	—	3,236,245

Total Debt Securities	—	52,011,902	72,303	52,084,205
Fully Funded Total Return Swaps	—	3,285,025	—	3,285,025

Total Investments	$—	$55,296,927	$72,303	$55,369,230

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$641,970	$—	$641,970
Interest Rate Swap Contracts	—	551,385	—	551,385
Centrally Cleared Swap Contracts	—	29,154	—	29,154
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(801,956)	—	(801,956)
Interest Rate Swap Contracts	—	(33,789)	—	(33,789)
Centrally Cleared Swap Contracts	—	(15,975)	—	(15,975)

Total Other Financial Instruments	$—	$370,789	$—	$370,789

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2016:

Category and Subcategory	Beginning Balance at 10/31/2015	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2016
Investments, at value
Government Bonds
Argentina	$—	$6,013	$70,535	$—	$—	$(4,245)	$—	$—	$72,303	$(4,245)

Total	$—	$6,013	$70,535	$—	$—	$(4,245)	$—	$—	$72,303	$(4,245)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2016	Valuation Technique	Unobservable Input
Government Bonds	$72,303	Broker quote	Inputs to broker model

Total	$72,303

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$57,938,533

Gross tax appreciation of investments	2,159,456
Gross tax depreciation of investments	(4,728,759)

Net tax depreciation of investments	$(2,569,303)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,139,920)
Puma International Financing S.A. 6.750%, 02/01/2021		1,110,000	$1,141,302	0.47
			1,141,302	0.47
Argentina (Cost $3,563,931)
Petrobras Argentina S.A. 7.375%, 07/21/2023(2)(3)		1,800,000	1,809,000	0.75
YPF S.A. 8.500%, 03/23/2021		800,000	858,000	0.35
YPF S.A. 8.500%, 07/28/2025		950,000	1,001,063	0.41
			3,668,063	1.51
Barbados (Cost $2,434,913)
Columbus International, Inc. 7.375%, 03/30/2021		2,295,000	2,449,247	1.01
			2,449,247	1.01
Brazil (Cost $36,643,383)
Banco do Brasil S.A., FRN 8.500%, 10/20/2020		1,945,000	1,972,424	0.81
BRF S.A. 4.750%, 05/22/2024		685,000	712,400	0.29
Embraer Netherlands Finance B.V. 5.050%, 06/15/2025		615,000	617,306	0.25
Globo Comunicacao e Participacoes S.A., FRN 4.843%, 06/08/2025		650,000	666,250	0.27
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		2,085,000	2,137,125	0.88
Marfrig Holdings Europe B.V. 8.000%, 06/08/2023(2)(3)		2,100,000	2,157,750	0.89
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,970,000	2,029,100	0.84
Minerva Luxembourg S.A. 12.250%, 02/10/2022		200,000	220,500	0.09
Odebrecht Drilling Norbe VIII/IX Ltd. 6.350%, 06/30/2021		559,500	147,568	0.06
Oi S.A. 9.750%, 09/15/2016(4)	BRL	1,138,000	59,666	0.02
Petrobras Global Finance B.V., FRN 2.820%, 01/15/2019		720,000	671,400	0.28
Petrobras Global Finance B.V. 5.375%, 01/27/2021		3,445,000	3,268,444	1.35
Petrobras Global Finance B.V. 8.375%, 05/23/2021		1,700,000	1,797,325	0.74
Petrobras Global Finance B.V. 6.250%, 03/17/2024		1,190,000	1,115,625	0.46
Petrobras Global Finance B.V. 8.750%, 05/23/2026		1,900,000	1,975,430	0.81
Petrobras Global Finance B.V. 6.875%, 01/20/2040		6,386,000	5,290,482	2.18
Petrobras Global Finance B.V. 6.750%, 01/27/2041		250,000	205,000	0.08
Petrobras Global Finance B.V. 6.850%, 06/05/2115		717,000	547,429	0.23
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,819,472	1,464,675	0.60
QGOG Constellation S.A. 6.250%, 11/09/2019		5,809,000	2,614,050	1.08
Vale Overseas Ltd. 5.875%, 06/10/2021		900,000	931,500	0.38
Vale Overseas Ltd. 6.875%, 11/21/2036		2,258,000	2,173,325	0.89
Vale Overseas Ltd. 6.875%, 11/10/2039		3,942,000	3,731,300	1.54
			36,506,074	15.02
Chile (Cost $1,651,562)
Cencosud S.A. 5.500%, 01/20/2021		350,000	384,938	0.16
Empresa Electrica Guacolda S.A. 4.560%, 04/30/2025		650,000	627,801	0.26
Engie Energia Chile S.A. 5.625%, 01/15/2021		415,000	461,573	0.19
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	208,050	0.08
			1,682,362	0.69
China (Cost $9,746,348)
Alibaba Group Holding Ltd. 3.125%, 11/28/2021		450,000	464,660	0.19
Baidu, Inc. 3.500%, 11/28/2022		400,000	417,029	0.17
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		500,000	500,862	0.21
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015(4)(5)		60,000	4,350	—
China Overseas Finance Cayman III Ltd. 3.375%, 10/29/2018		215,000	221,861	0.09
China Overseas Finance Cayman V Ltd. 3.950%, 11/15/2022		300,000	317,470	0.13

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		400,000	$423,153	0.17
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		800,000	909,639	0.37
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)(3)(4)(5)(6)		282,201	—	—
Favor Sea Ltd. 11.750%, 02/04/2019		750,000	789,375	0.33
Franshion Brilliant Ltd. 5.750%, 03/19/2019		815,000	874,699	0.36
ICBC Standard Bank PLC 8.125%, 12/02/2019		490,000	550,642	0.23
Kaisa Group Holdings Ltd. 6.560%, 12/31/2019(7)		374,750	330,402	0.14
Kaisa Group Holdings Ltd. 6.560%, 06/30/2020(7)		674,551	587,116	0.24
Kaisa Group Holdings Ltd. 6.560%, 12/31/2020(7)		824,451	712,664	0.29
Kaisa Group Holdings Ltd. 6.560%, 06/30/2021(7)		899,401	775,221	0.32
Kaisa Group Holdings Ltd. 6.560%, 12/31/2021(7)		974,351	839,053	0.35
Sino-Forest Corp. 5.000%, 08/01/2013(2)(3)(6)		14,000	—	—
Sino-Forest Corp. 5.000%, 08/01/2013(6)		7,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(6)		62,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(2)(3)(6)		20,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(2)(3)(6)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(2)(3)(6)		132,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(6)		120,000	—	—
Sinopec Group Overseas Development 2013 Ltd. 4.375%, 10/17/2023		240,000	263,443	0.11
Tencent Holdings Ltd. 3.375%, 05/02/2019		520,000	539,415	0.22
			9,521,054	3.92
Colombia (Cost $6,273,511)
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.875%, 04/21/2025		930,000	945,810	0.39
Ecopetrol S.A. 5.875%, 09/18/2023		500,000	522,500	0.21
Ecopetrol S.A. 7.375%, 09/18/2043		200,000	200,900	0.08
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	3,260,000,000	778,637	0.32
GrupoSura Finance S.A. 5.500%, 04/29/2026		600,000	646,500	0.27
Millicom International Cellular S.A. 6.000%, 03/15/2025		1,760,000	1,815,572	0.75
Transportadora de Gas Internacional S.A. ESP 5.700%, 03/20/2022		805,000	835,187	0.34
			5,745,106	2.36
Czech Republic (Cost $2,503,914)
EP Energy A.S. 5.875%, 11/01/2019	EUR	430,000	538,018	0.22
New World Resources N.V. 8.000%, 04/07/2020(6)(7)	EUR	1,528,653	—	—
New World Resources N.V. 4.000%, 10/07/2020(6)(7)	EUR	648,695	—	—
			538,018	0.22
Dominican Republic (Cost $1,230,791)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		1,245,000	1,318,144	0.54
			1,318,144	0.54
Ecuador (Cost $8,095,473)
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.270%, 09/24/2019		9,198,526	8,865,079	3.65
			8,865,079	3.65
Guatemala (Cost $2,580,313)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		2,560,000	2,662,400	1.10
			2,662,400	1.10

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hong Kong (Cost $1,285,244)
Hutchison Whampoa International 14 Ltd. 3.625%, 10/31/2024		630,000	$668,584	0.27
Noble Group Ltd., FRN 6.000%, 06/24/2019		252,000	152,460	0.06
PCCW-HKT Capital No. 5 Ltd. 3.750%, 03/08/2023		470,000	502,109	0.21
			1,323,153	0.54
India (Cost $2,046,281)
Bharat Petroleum Corp. Ltd. 4.000%, 05/08/2025		740,000	766,342	0.32
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		945,000	1,031,607	0.42
ICICI Bank Ltd. 4.750%, 11/25/2016		300,000	302,883	0.12
			2,100,832	0.86
Indonesia (Cost $3,314,716)
Enercoal Resources Pte. Ltd. 6.000%, 04/07/2018		500,000	52,500	0.02
Golden Legacy Pte. Ltd. 8.250%, 06/07/2021(2)(3)		950,000	1,005,385	0.41
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,820,000	1,838,175	0.76
			2,896,060	1.19
Israel (Cost $5,191,392)
Altice Financing S.A. 7.500%, 05/15/2026		2,295,000	2,317,950	0.95
Altice Finco S.A. 7.625%, 02/15/2025		1,055,000	1,023,350	0.42
Israel Electric Corp. Ltd. 5.625%, 06/21/2018		365,000	386,969	0.16
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		470,000	523,228	0.21
Israel Electric Corp. Ltd. 5.000%, 11/12/2024(3)		445,000	485,272	0.20
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021		490,000	524,838	0.22
			5,261,607	2.16
Jamaica (Cost $17,725,500)
Digicel Group Ltd. 8.250%, 09/30/2020		10,880,000	9,928,000	4.09
Digicel Group Ltd. 7.125%, 04/01/2022		3,545,000	2,923,562	1.20
Digicel Ltd. 6.000%, 04/15/2021		4,130,000	3,835,737	1.58
			16,687,299	6.87
Kazakhstan (Cost $19,041,179)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		390,000	379,712	0.16
KazAgro National Management Holding JSC 4.625%, 05/24/2023		410,000	379,332	0.16
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		580,000	613,118	0.25
Kazkommertsbank JSC 7.500%, 11/29/2016		1,680,000	1,667,400	0.69
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	2,325,000	2,505,243	1.03
Kazkommertsbank JSC 8.500%, 05/11/2018		2,450,000	2,274,678	0.93
Kazkommertsbank JSC 5.500%, 12/21/2022		5,683,616	3,855,197	1.59
KazMunayGas National Co. JSC 6.375%, 04/09/2021		365,000	394,273	0.16
Tengizchevroil Finance Co. International Ltd. 4.000%, 08/15/2026(3)		200,000	199,295	0.08
Zhaikmunai LLP 6.375%, 02/14/2019		2,300,000	2,022,666	0.83
Zhaikmunai LLP 7.125%, 11/13/2019		4,240,000	3,720,600	1.53
			18,011,514	7.41
Kuwait (Cost $1,244,971)
Kuwait Projects Co. 5.000%, 03/15/2023		625,000	655,814	0.27
NBK Tier 1 Financing Ltd., FRN 5.750%, 04/09/2021		580,000	597,423	0.25
			1,253,237	0.52
Malaysia (Cost $201,595)
Malayan Banking Bhd., FRN 3.250%, 09/20/2022		200,000	202,394	0.08
			202,394	0.08
Mexico (Cost $10,655,878)
Alfa S.A.B. de C.V. 6.875%, 03/25/2044		310,000	340,566	0.14

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Alpek S.A.B. de C.V. 4.500%, 11/20/2022		200,000	$213,000	0.09
Banco Inbursa S.A. Institucion de Banca Multiple 4.125%, 06/06/2024		345,000	352,348	0.14
BBVA Bancomer S.A. 6.750%, 09/30/2022		220,000	250,690	0.10
Cemex S.A.B. de C.V. 7.750%, 04/16/2026		2,140,000	2,375,400	0.98
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	214,500	0.09
El Puerto de Liverpool S.A.B. de C.V. 3.950%, 10/02/2024		800,000	828,000	0.34
Fresnillo PLC 5.500%, 11/13/2023		715,000	786,500	0.32
Gruma S.A.B. de C.V. 4.875%, 12/01/2024		650,000	721,500	0.30
Grupo Posadas S.A.B. de C.V. 7.875%, 06/30/2022(8)		1,730,000	1,786,225	0.74
Grupo Televisa S.A.B. 6.625%, 01/15/2040		150,000	178,746	0.07
Grupo Televisa S.A.B. 5.000%, 05/13/2045		550,000	557,245	0.23
Mexichem S.A.B. de C.V. 5.875%, 09/17/2044		690,000	680,306	0.28
Mexico Generadora de Energia S. de rl 5.500%, 12/06/2032		665,967	662,637	0.27
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/2026		630,000	654,412	0.27
Southern Copper Corp. 7.500%, 07/27/2035		175,000	204,114	0.08
Trust F/1401 5.250%, 01/30/2026(2)(3)		200,000	210,250	0.09
			11,016,439	4.53
Mongolia (Cost $6,223,840)
Mongolian Mining Corp. 8.875%, 03/29/2017(4)		7,984,000	1,796,400	0.74
			1,796,400	0.74
Morocco (Cost $2,216,666)
OCP S.A. 5.625%, 04/25/2024		705,000	764,643	0.32
OCP S.A. 4.500%, 10/22/2025		730,000	734,103	0.30
OCP S.A. 6.875%, 04/25/2044		720,000	799,083	0.33
			2,297,829	0.95
Nigeria (Cost $10,006,202)
Access Bank PLC, FRN 9.250%, 06/24/2021		225,000	176,670	0.07
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		2,210,000	1,745,900	0.72
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		3,141,000	2,206,666	0.91
Sea Trucks Group Ltd. 9.000%, 03/26/2018(3)		3,432,000	1,082,796	0.45
Seven Energy Ltd. 10.250%, 10/11/2021		2,675,000	1,491,312	0.61
			6,703,344	2.76
Panama (Cost $1,894,154)
Sable International Finance Ltd. 6.875%, 08/01/2022		1,910,000	1,957,750	0.81
			1,957,750	0.81
Peru (Cost $3,813,684)
Banco de Credito del Peru 4.250%, 04/01/2023		270,000	290,952	0.12
Banco de Credito del Peru, FRN 6.125%, 04/24/2027		230,000	257,025	0.11
BBVA Banco Continental S.A., FRN 5.250%, 09/22/2029		390,000	417,300	0.17
Kallpa Generacion S.A. 4.875%, 05/24/2026		600,000	630,000	0.26
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034		800,000	873,000	0.36
Minsur S.A. 6.250%, 02/07/2024		600,000	617,100	0.25
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028		830,000	840,375	0.35
			3,925,752	1.62
Qatar (Cost $3,367,047)
Ezdan Sukuk Co. Ltd. 4.375%, 05/18/2021		1,415,000	1,410,981	0.58
Nakilat, Inc. 6.067%, 12/31/2033		460,000	520,950	0.22
Ooredoo International Finance Ltd. 3.250%, 02/21/2023		715,000	731,088	0.30
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 09/30/2020		414,642	446,180	0.18

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Qatar - (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		250,000	$281,562	0.12
			3,390,761	1.40
Russian Federation (Cost $24,373,836)
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018(7)		4,708,214	2,171,875	0.89
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		5,480,000	5,643,523	2.32
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		50,000	62,255	0.03
GTH Finance B.V. 7.250%, 04/26/2023		2,000,000	2,100,000	0.86
Russian Standard Ltd. 13.000%, 10/27/2022(7)		1,280,343	300,881	0.12
Sberbank of Russia Via SB Capital S.A., FRN 5.500%, 02/26/2024		1,268,000	1,239,470	0.51
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		245,000	263,785	0.11
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		2,015,000	2,083,107	0.86
VimpelCom Holdings B.V. 7.504%, 03/01/2022		2,370,000	2,620,059	1.08
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		355,000	380,063	0.16
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/2022		4,760,000	4,936,120	2.03
			21,801,138	8.97
Saudi Arabia (Cost $302,642)
SABIC Capital II B.V. 2.625%, 10/03/2018		300,000	303,549	0.12
			303,549	0.12
Singapore (Cost $1,629,478)
Global Logistic Properties Ltd. 3.875%, 06/04/2025		485,000	499,868	0.21
SingTel Group Treasury Pte. Ltd. 2.375%, 09/08/2017		255,000	258,512	0.11
STATS ChipPAC Pte. Ltd. 8.500%, 11/24/2020		700,000	742,000	0.30
United Overseas Bank Ltd., FRN 2.875%, 10/17/2022		200,000	202,406	0.08
			1,702,786	0.70
South Africa (Cost $887,730)
MTN Mauritius Investments Ltd. 4.755%, 11/11/2024		905,000	891,425	0.37
			891,425	0.37
Thailand (Cost $762,371)
PTT Global Chemical PCL 4.250%, 09/19/2022		730,000	797,426	0.33
			797,426	0.33
Turkey (Cost $1,330,126)
Turkcell Iletisim Hizmetleri A.S. 5.750%, 10/15/2025		430,000	434,644	0.18
Yuksel Insaat A.S. 9.500%, 11/10/2015(4)(5)		900,000	345,420	0.14
			780,064	0.32
Ukraine (Cost $18,315,489)
Avangardco Investments Public Ltd. 10.000%, 10/29/2018(7)		797,371	135,713	0.06
DTEK Finance PLC 10.375%, 03/28/2018		1,550,000	1,034,935	0.43
DTEK Finance PLC 7.875%, 04/04/2018		8,065,000	5,385,000	2.22
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,378,000	1,212,915	0.50
Metinvest B.V., FRN 10.500%, 11/28/2017		1,670,809	1,144,838	0.47
Metinvest B.V., FRN 8.750%, 02/14/2018		3,491,774	2,392,578	0.98
MHP S.A. 8.250%, 04/02/2020		2,765,000	2,612,925	1.07
Privatbank CJSC Via UK SPV Credit Finance PLC 11.000%, 02/09/2021		325,000	203,190	0.08
UkrLandFarming PLC 10.875%, 03/26/2018		2,406,731	698,434	0.29
			14,820,528	6.10

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (Cost $8,338,416)
Abu Dhabi National Energy Co. PJSC 2.500%, 01/12/2018		415,000	$417,324	0.17
Abu Dhabi National Energy Co. PJSC 5.875%, 12/13/2021		470,000	538,235	0.22
Abu Dhabi National Energy Co. PJSC 4.375%, 06/22/2026(3)		300,000	318,876	0.13
ADCB Finance Cayman Ltd. 4.500%, 03/06/2023		235,000	245,462	0.10
ADCB Finance Cayman Ltd., FRN 3.125%, 05/28/2023		400,000	399,500	0.16
DP World Ltd. 6.850%, 07/02/2037		770,000	885,500	0.36
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	550,000	737,906	0.30
EMG Sukuk Ltd. 4.564%, 06/18/2024		625,000	657,812	0.27
MAF Global Securities Ltd. 4.750%, 05/07/2024		640,000	672,726	0.28
National Bank of Abu Dhabi PJSC, FRN 5.250%, 06/17/2020		1,500,000	1,530,000	0.63
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		985,000	1,032,067	0.43
Topaz Marine S.A. 8.625%, 11/01/2018		890,000	863,300	0.36
			8,298,708	3.41
Venezuela (Cost $15,153,229)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		4,990,000	4,777,925	1.97
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		8,833,533	6,876,906	2.83
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		8,065,000	3,548,600	1.46
			15,203,431	6.26
Total Debt Securities (Cost $235,185,725)			217,520,275	89.51

Bank Loans

China (Cost $39,677)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016(5)(6)		89,943	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016(5)		39,677	12,849	—
			12,849	—
Czech Republic (Cost $368,571)
New World Resources N.V. 8.500%, 10/07/2016(6)	EUR	300,015	—	—
			—	—
Nigeria (Cost $1,138,677)
Seven Energy Ltd., FRN 10.250%, 06/30/2020		1,206,059	822,894	0.34
			822,894	0.34
Sierra Leone (Cost $1,082,768)
Africell Holding SAL, FRN 8.630%, 04/16/2019		1,125,000	1,108,800	0.46
			1,108,800	0.46
United Arab Emirates (Cost $12,100,165)
DP World Ltd. 3.750%, 09/30/2022		9,333,423	7,672,074	3.16
DP World Ltd. 4.750%, 09/30/2022		443,629	364,663	0.15
Dubai Drydocks World LLC, FRN 4.000%, 10/18/2017	EUR	1,143,631	997,292	0.41
Dubai Drydocks World LLC, FRN 4.630%, 10/18/2017		1,838,156	1,433,761	0.59
Dubai Drydocks World LLC 0.100%, 10/18/2027		6,758,421	1,216,516	0.50
			11,684,306	4.81
Total Bank Loans (Cost $14,729,858)			13,628,849	5.61

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		78,275	$9,393	0.01
			9,393	0.01
Czech Republic (Cost $1,093,253)
New World Resources N.V.(2)(3)(6)	EUR	101,612	—	—
New World Resources PLC, Class A	GBP	36,580,138	72,618	0.03
			72,618	0.03
Mexico (Cost $2,989)
Corp. GEO S.A.B. de C.V., Series B	MXN	7,952	3,796	—
			3,796	—
Total Equity Securities (Cost $1,096,242)			85,807	0.04

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(2)(3)(6)		186,955	$—	—

Mexico (Cost $ — )
Corp. GEO S.A.B. de C.V., Exp. 07/15/2020, Strike Price $9.75(6)	MXN	4,630	—	—
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75(6)	MXN	9,024	—	—

Total Warrants (Cost $3,926)			—	—

Total Investments (Total Cost $251,015,751)			231,234,931	95.16

Other Assets Less Liabilities			11,767,776	4.84

Net Assets			$243,002,707	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

(2)	Restricted security that has been deemed illiquid. At July 31, 2016, the value of these restricted illiquid securities amounted to $5,182,385 or 2.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016	01/14/2013-07/24/2015	$279,057
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013-07/24/2015	3,926
Golden Legacy Pte. Ltd. 8.250%, 06/07/2021	01/14/2013	950,000
Marfrig Holdings Europe B.V. 8.000%, 06/08/2023	02/03/2015	2,089,647
New World Resources N.V.	10/07/2014	—
Petroleos Mexicanos 6.875%, 08/04/2026	04/25/2016	1,787,961
Sino-Forest Corp. 5.000%, 08/01/2013	01/31/2013	—
Sino-Forest Corp. 10.250%, 07/28/2014	01/31/2013	—
Sino-Forest Corp. 4.250%, 12/15/2016	01/31/2013	—
Sino-Forest Corp. 4.250%, 12/15/2016	01/31/2013	—
Trust F/1401 5.250%, 01/30/2026	01/31/2013	201,414

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Maturity has been extended under the terms of a plan of reorganization.
(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(8)	All or a portion of security is held as collateral for Reverse Repurchase Agreements.

Percentages shown are based on net assets.

At July 31, 2016, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/19/2016	ANZ	United States Dollar	205,449	British Pound	156,672	$(1,963)
08/19/2016	Morgan Stanley	United States Dollar	803,322	British Pound	610,915	(5,441)
08/19/2016	ANZ	United States Dollar	248,842	Euro	224,165	(1,962)
08/19/2016	ANZ	United States Dollar	267,833	Euro	242,968	(4,008)
08/19/2016	HSBC Bank	United States Dollar	4,164,121	Euro	3,742,946	(23,622)

Total						$(36,996)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$198,548,823	$4,350	$198,553,173
Corporate Convertible Bonds	—	662,810	—	662,810
Financial Certificates	—	3,100,861	—	3,100,861
Government Agencies	—	15,203,431	—	15,203,431

Total Debt Securities	—	217,515,925	4,350	217,520,275
Bank Loans
China	—	—	12,849	12,849
Nigeria	—	822,894	—	822,894
Sierra Leone	—	—	1,108,800	1,108,800
United Arab Emirates	—	—	11,684,306	11,684,306

Total Bank Loans	—	822,894	12,805,955	13,628,849
Common Stock
China	—	9,393	—	9,393
Czech Republic	—	—	72,618	72,618
Mexico	—	3,796	—	3,796

Total Common Stock	—	13,189	72,618	85,807
Warrants
China	—	—	—	—
Mexico	—	—	—	—

Total Warrants	—	—	—	—

Total Investments	$—	$218,352,008	$12,882,923	$231,234,931

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(36,996)	$—	$(36,996)

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, the Fund had transfers into Level 3 as disclosed below:

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/2015	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2016
Investments, at value
Corporate Bonds
China	$150,074	$(2,927)	$—	$—	$—	$(147,147)	$4,350	$—	$4,350	$(196,976)
Russian Federation	210,331	9,214	78,143	(49,937)	(126,113)	179,243	—	(300,881)	—	—
Bank Loans
China	78,586	—	—	—	—	(65,737)	—	—	12,849	(65,737)
Czech Republic	494,841	—	—	(177,266)	(23,974)	(293,601)	—	—	—	(293,601)
Sierra Leone	1,101,263	9,787	—	—	—	(2,250)	—	—	1,108,800	(2,250)
Ukraine	120,000	—	—	(120,000)	—	—	—	—	—	—
United Arab Emirates	997,930	131,117	801,176	(584,576)	(736)	(128,395)	10,467,790	—	11,684,306	(419,910)
Common Stock
Czech Republic	—	—	—	—	—	—	72,618	—	72,618	(1,020,635)
Warrants
China	—	—	—	—	—	—	—	—	—	—

Total	$3,153,025	$147,191	$879,319	$(931,779)	$(150,823)	$(457,887)	$10,544,758	$(300,881)	$12,882,923	$(1,999,109)

The table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2016	Valuation Technique	Unobservable Input
Corporate Bonds	$4,350	Broker quote	Inputs to broker model
Bank Loans	12,849	Indicative bid	Bid source
Bank Loans	12,793,106	Broker quote	Inputs to broker model
Common Stocks	72,618	Last trade price	Suspended Asset

Total	$12,882,923

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$252,456,508

Gross tax appreciation of investments	5,122,973
Gross tax depreciation of investments	(26,344,550)

Net tax depreciation of investments	$(21,221,577)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $3,344,501)
Angola (Rep of) Via Northern Lights III B.V. 7.000%, 08/16/2019		2,559,375	$2,499,102	2.51
Puma International Financing S.A. 6.750%, 02/01/2021		800,000	822,560	0.83
			3,321,662	3.34
Argentina (Cost $1,144,250)
YPF S.A. 8.500%, 03/23/2021		1,100,000	1,179,750	1.19
			1,179,750	1.19
Azerbaijan (Cost $363,006)
International Bank of Azerbaijan OJSC 5.625%, 06/11/2019		400,000	392,432	0.39
			392,432	0.39
Bangladesh (Cost $461,116)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		450,000	479,430	0.48
			479,430	0.48
Barbados (Cost $1,186,479)
Columbus International, Inc. 7.375%, 03/30/2021		1,130,000	1,205,947	1.21
			1,205,947	1.21
Belarus (Cost $289,713)
Belarus (Rep of) 8.950%, 01/26/2018		300,000	313,230	0.31
			313,230	0.31
Brazil (Cost $16,595,037)
Andrade Gutierrez International S.A. 4.000%, 04/30/2018		970,000	732,350	0.74
Itau Unibanco Holding S.A. 5.750%, 01/22/2021		200,000	209,000	0.21
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		2,000,000	2,050,000	2.06
Marfrig Holdings Europe B.V. 11.250%, 09/20/2021		500,000	482,500	0.49
Petrobras Global Finance B.V. 5.875%, 03/01/2018		1,325,000	1,376,344	1.38
Petrobras Global Finance B.V. 3.000%, 01/15/2019		2,300,000	2,196,500	2.21
Petrobras Global Finance B.V. 7.875%, 03/15/2019		500,000	530,250	0.53
Petrobras Global Finance B.V. 5.750%, 01/20/2020		3,160,000	3,153,996	3.17
Petrobras Global Finance B.V. 5.375%, 01/27/2021		880,000	834,900	0.84
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		2,138,066	1,721,143	1.73
QGOG Constellation S.A. 6.250%, 11/09/2019		1,300,000	585,000	0.59
Vale Overseas Ltd. 5.625%, 09/15/2019		875,000	923,125	0.93
Vale Overseas Ltd. 4.625%, 09/15/2020		1,300,000	1,306,526	1.31
Vale Overseas Ltd. 5.875%, 06/10/2021		1,250,000	1,293,750	1.30
			17,395,384	17.49
China (Cost $4,481,282)
Central China Real Estate Ltd. 8.750%, 01/23/2021		650,000	723,183	0.73
China Hongqiao Group Ltd. 6.875%, 05/03/2018		400,000	413,025	0.42
CIFI Holdings Group Co. Ltd. 7.750%, 06/05/2020		300,000	328,649	0.33
Favor Sea Ltd. 11.750%, 02/04/2019		400,000	421,000	0.42
ICBC Standard Bank PLC 8.125%, 12/02/2019		600,000	674,256	0.68
Kaisa Group Holdings Ltd. 6.560%, 12/31/2019(2)		1,210,000	1,066,809	1.07
Kaisa Group Holdings Ltd. 6.560%, 06/30/2020(2)		1,210,000	1,053,160	1.06
			4,680,082	4.71
Colombia (Cost $1,817,611)
Grupo Aval Ltd. 5.250%, 02/01/2017		300,000	303,929	0.30
Millicom International Cellular S.A. 6.625%, 10/15/2021		1,485,000	1,549,895	1.56
			1,853,824	1.86

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Dominican Republic (Cost $726,215)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		700,000	$741,125	0.75
			741,125	0.75
Ecuador (Cost $12,288,514)
Ecuador (Rep of) 10.500%, 03/24/2020		5,625,000	5,633,438	5.66
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.270%, 09/24/2019		8,015,526	7,724,963	7.77
			13,358,401	13.43
Jamaica (Cost $4,254,947)
Digicel Group Ltd. 8.250%, 09/30/2020		4,950,000	4,516,875	4.54
			4,516,875	4.54
Kazakhstan (Cost $9,367,313)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 05/03/2017		275,000	282,527	0.28
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		200,000	214,400	0.22
Kazkommertsbank JSC 7.500%, 11/29/2016		1,175,000	1,166,187	1.17
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	2,355,000	2,537,569	2.55
Kazkommertsbank JSC 8.500%, 05/11/2018		1,205,000	1,118,770	1.13
Zhaikmunai LLP 6.375%, 02/14/2019		2,300,000	2,022,666	2.03
Zhaikmunai LLP 7.125%, 11/13/2019		2,400,000	2,106,000	2.12
			9,448,119	9.50
Mexico (Cost $3,761,979)
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		850,000	913,750	0.92
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		2,510,000	2,729,374	2.75
Petroleos Mexicanos 5.500%, 02/04/2019		266,000	281,295	0.28
			3,924,419	3.95
Nigeria (Cost $1,063,961)
GTB Finance B.V. 6.000%, 11/08/2018		1,100,000	1,078,110	1.08
			1,078,110	1.08
Russian Federation (Cost $12,074,532)
Alfa Bank AO Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		620,000	676,110	0.68
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		650,000	669,884	0.67
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		2,630,000	2,708,479	2.72
GTH Finance B.V. 6.250%, 04/26/2020		2,700,000	2,810,673	2.83
Lukoil International Finance B.V. 6.125%, 11/09/2020		200,000	216,000	0.22
Metalloinvest Finance DAC 5.625%, 04/17/2020		200,000	209,500	0.21
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		845,000	900,939	0.90
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,590,000	1,643,742	1.65
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		970,000	1,070,628	1.08
VimpelCom Holdings B.V. 5.200%, 02/13/2019		800,000	824,000	0.83
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		274,000	281,965	0.28
Vnesheconombank Via VEB Finance PLC 4.224%, 11/21/2018		400,000	405,698	0.41
			12,417,618	12.48

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Singapore (Cost $318,256)
STATS ChipPAC Pte. Ltd. 8.500%, 11/24/2020		300,000	$318,000	0.32
			318,000	0.32
South Africa (Cost $2,942,164)
Eskom Holdings SOC Ltd. 5.750%, 01/26/2021		2,920,000	2,906,656	2.92
Sappi Papier Holding GmbH 7.750%, 07/15/2017		200,000	206,500	0.21
			3,113,156	3.13
Ukraine (Cost $1,275,610)
Ferrexpo Finance PLC 10.375%, 04/07/2019		980,000	862,596	0.87
Metinvest B.V., FRN 10.500%, 11/28/2017		156,638	107,329	0.11
MHP S.A. 8.250%, 04/02/2020		400,000	378,000	0.38
			1,347,925	1.36
United Arab Emirates (Cost $2,431,232)
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	750,000	1,006,235	1.01
Topaz Marine S.A. 8.625%, 11/01/2018		1,440,000	1,396,800	1.41
			2,403,035	2.42
Venezuela (Cost $8,849,791)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		3,025,000	2,896,437	2.91
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		600,000	419,100	0.42
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		8,576,667	6,676,935	6.72
			9,992,472	10.05
Vietnam (Cost $907,277)
Vingroup JSC 11.625%, 05/07/2018		850,000	909,500	0.91
			909,500	0.91
Total Debt Securities (Cost $89,944,786)			94,390,496	94.90

Bank Loans

United Arab Emirates (Cost $3,625,210)
DP World Ltd. 3.750%, 09/30/2022		4,344,610	3,571,269	3.59

Total Bank Loans (Cost $3,625,210)			3,571,269	3.59

Total Investments (Total Cost $93,569,996)			97,961,765	98.49

Other Assets Less Liabilities			1,500,340	1.51

Net Assets			$99,462,105	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

At July 31, 2016, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/19/2016	ANZ	United States Dollar	1,033,712	British Pound	786,074	$(6,937)
08/19/2016	ANZ	United States Dollar	449,746	Euro	404,296	(2,594)
08/19/2016	ANZ	United States Dollar	222,928	Euro	201,710	(2,753)
08/19/2016	HSBC Bank	United States Dollar	1,963,339	Euro	1,764,760	(11,138)

Total						$(23,422)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$72,639,900	$—	$72,639,900
Government Agencies	—	13,304,827	—	13,304,827
Government Bonds	—	8,445,769	—	8,445,769

Total Debt Securities	—	94,390,496	—	94,390,496
Bank Loans	—	—	3,571,269	3,571,269

Total Investments	$—	$94,390,496	$3,571,269	$97,961,765

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(23,422)	$—	$(23,422)

Total Other Financial Instruments	$—	$(23,422)	$—	$(23,422)

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, the Fund had a transfer into Level 3 as disclosed below.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2016:

Category and Subcategory	Beginning Balance at 10/31/2015	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2016
Investments, at value
Bank Loans	$—	$—	$—	$—	$—	$3,571,269	$—	$3,571,269	$94,202

Total	$—	$—	$—	$—	$—	$3,571,269	$—	$3,571,269	$94,202

The table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2016	Valuation Technique	Unobservable Input
Bank Loans	$3,571,269	Broker quote	Inputs to broker model

Total	$3,571,269

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$93,572,370

Gross tax appreciation of investments	4,887,791
Gross tax depreciation of investments	(498,396)

Net tax appreciation of investments	$4,389,395

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Investment Companies

Ashmore Emerging Markets Frontier Equity Fund(2)		191,003	$1,722,846	32.32
Ashmore Emerging Markets Small-Cap Equity Fund(2)		164,214	1,730,817	32.46
Ashmore Emerging Markets Value Fund(2)		228,670	1,708,164	32.04
Total Investment Companies (Cost $4,982,620)			5,161,827	96.82

Total Investments (Total Cost $4,982,620)			5,161,827	96.82

Other Assets Less Liabilities			169,428	3.18

Net Assets			$5,331,255	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Investment in affiliated fund.

Percentages shown are based on net assets.

At July 31, 2016, the Fund’s percentages of ownership of other funds were as follows:

Ashmore Mutual Fund	Percentage
Emerging Markets Frontier Equity Fund	3.3%
Emerging Markets Small-Cap Equity Fund	5.5%
Emerging Markets Value Fund	19.3%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Opportunities Fund’s investments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Investment Companies	$—	$5,161,827	$—	$5,161,827

Total Investments	$—	$5,161,827	$—	$5,161,827

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. From the Fund’s commencement of operation on November 23, 2015 through July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 classifications.

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$4,982,752

Gross tax appreciation of investments	179,075
Gross tax depreciation of investments	—

Net tax appreciation of investments	$179,075

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $452,605)
Grupo Financiero Galicia S.A. ADR		3,779	$112,161	1.26
Grupo Supervielle S.A. ADR		7,100	96,205	1.08
YPF S.A. ADR		14,431	266,540	3.00
			474,906	5.34
Brazil (Cost $291,804)
Cosan Ltd., Class A		38,700	258,516	2.91
Rumo Logistica Operadora Multimodal S.A.	BRL	75,300	142,128	1.60
			400,644	4.51
Chile (Cost $85,551)
Itau CorpBanca	CLP	9,695,604	84,212	0.95
			84,212	0.95
China (Cost $2,059,288)
Alibaba Group Holding Ltd. ADR		1,076	88,748	1.00
Baidu, Inc. ADR		504	80,438	0.90
China Merchants Bank Co. Ltd., Class H	HKD	84,000	179,728	2.02
China Minsheng Banking Corp. Ltd., Class H	HKD	200	209	—
China Pacific Insurance Group Co. Ltd., Class H	HKD	23,800	84,053	0.95
China Taiping Insurance Holdings Co. Ltd.	HKD	30,200	59,167	0.67
CITIC Securities Co. Ltd., Class H	HKD	57,500	122,287	1.38
CNOOC Ltd.	HKD	136,000	162,673	1.83
Country Garden Holdings Co. Ltd.	HKD	318,000	129,522	1.46
Far East Horizon Ltd.	HKD	108,000	84,914	0.95
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	HKD	22,000	54,501	0.61
Haitong Securities Co. Ltd., Class H	HKD	50,000	81,202	0.91
Ju Teng International Holdings Ltd.	HKD	438,500	139,603	1.57
Longfor Properties Co. Ltd.	HKD	132,500	181,030	2.04
Luye Pharma Group Ltd.	HKD	88,500	57,377	0.65
Ping An Insurance Group Co. of China Ltd., Class H	HKD	49,000	228,630	2.57
Technovator International Ltd.	HKD	50,000	21,203	0.24
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	HKD	44,600	60,475	0.68
			1,815,760	20.43
India (Cost $116,141)
Reliance Industries Ltd. GDR(2)(3)		3,983	120,087	1.35
			120,087	1.35
Indonesia (Cost $90,719)
AKR Corporindo Tbk PT	IDR	191,200	98,530	1.11
			98,530	1.11
Mexico (Cost $669,864)
Cemex S.A.B. de C.V. ADR (Participation Certificate)		38,032	290,945	3.27
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	16,100	88,176	0.99
Grupo Mexico S.A.B. de C.V., Series B	MXN	48,626	117,351	1.32
Ternium S.A. ADR		8,983	195,021	2.20
			691,493	7.78
Peru (Cost $170,825)
Credicorp Ltd.		800	128,264	1.44
Volcan Cia Minera S.A.A., Class B	PEN	468,378	93,676	1.06
			221,940	2.50
Philippines (Cost $162,291)
Ayala Corp.	PHP	8,950	165,283	1.86
			165,283	1.86

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (Cost $339,294)
Aeroflot PJSC		69,040	$89,661	1.01
Sberbank of Russia PJSC	RUB	92,110	194,228	2.19
X5 Retail Group N.V. GDR (Registered)		7,104	154,867	1.74
			438,756	4.94
South Africa (Cost $271,561)
JSE Ltd.	ZAR	7,046	86,245	0.97
Sasol Ltd. ADR		5,882	156,990	1.77
			243,235	2.74
South Korea (Cost $1,466,960)
Hana Financial Group, Inc.	KRW	8,242	202,711	2.28
Hyundai Mipo Dockyard Co. Ltd.	KRW	1,630	116,995	1.31
Kia Motors Corp.	KRW	2,073	78,005	0.88
POSCO	KRW	1,243	251,341	2.83
Samsung Electronics Co. Ltd.	KRW	158	217,080	2.44
Samsung Electronics Co. Ltd. GDR(2)		458	314,417	3.54
Silicon Works Co. Ltd.	KRW	4,247	119,810	1.35
SK Hynix, Inc.	KRW	9,340	286,833	3.23
			1,587,192	17.86
Taiwan (Cost $587,503)
AU Optronics Corp.	TWD	658,000	266,927	3.00
Chipbond Technology Corp.	TWD	75,000	102,316	1.15
Egis Technology, Inc.	TWD	17,434	104,037	1.17
Largan Precision Co. Ltd.	TWD	2,000	214,266	2.41
Phison Electronics Corp.	TWD	13,000	107,509	1.21
			795,055	8.94
Thailand (Cost $129,792)
Kasikornbank PCL NVDR	THB	27,400	155,369	1.75
			155,369	1.75
Total Common Stock (Cost $6,894,198)			7,292,462	82.06

Preferred Stock

Brazil (Cost $807,569)
Bradespar S.A.	BRL	39,500	131,569	1.48
Braskem S.A. ADR		15,921	183,092	2.06
Itau Unibanco Holding S.A. ADR		26,886	280,959	3.16
Suzano Papel e Celulose S.A., Class A	BRL	71,900	219,975	2.48
			815,595	9.18
Total Preferred Stock (Cost $807,569)			815,595	9.18

Equity-Linked Securities

India (Cost $529,747)
Adani Ports and Special Economic Zone Ltd., Issued by JP Morgan Structured Products B.V.		42,395	147,087	1.65
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		21,410	174,563	1.96
Bharat Petroleum Corp. Ltd., Issued by JP Morgan Structured Products B.V.		13,960	123,511	1.39
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products B.V.		5,003	95,616	1.08

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India - (continued)
Tech Mahindra Ltd., Issued by JP Morgan Structured Products B.V.		13,616	$99,185	1.12
			639,962	7.20

Total Equity-Linked Securities (Cost $529,747)			639,962	7.20

Total Investments (Total Cost $8,231,514)			8,748,019	98.44

Other Assets Less Liabilities			138,709	1.56

Net Assets			$8,886,728	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Restricted security that has been deemed illiquid. At July 31, 2016, the value of this restricted illiquid security amounted to $120,087 or 1.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Reliance Industries Ltd. GDR	08/03/2015-09/14/2015	$116,141

Percentages shown are based on net assets.

At July 31, 2016, the industry sectors for the Ashmore Emerging Markets Value Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	0.9%
Consumer Staples	1.7
Energy	12.2
Financials	33.9
Health Care	1.3
Industrials	7.4
Information Technology	24.3
Materials	16.7

Total Investments	98.4
Other Assets Less Liabilities	1.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Value Fund’s investments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$474,906	$—	$—	$474,906
Brazil	258,516	142,128	—	400,644
Chile	84,212	—	—	84,212
China	526,785	1,288,975	—	1,815,760
India	120,087	—	—	120,087
Indonesia	98,530	—	—	98,530
Mexico	485,966	205,527	—	691,493
Peru	221,940	—	—	221,940
Philippines	—	165,283	—	165,283
Russian Federation	438,756	—	—	438,756
South Africa	156,991	86,244	—	243,235
South Korea	1,292,107	295,085	—	1,587,192
Taiwan	795,055	—	—	795,055
Thailand	—	155,369	—	155,369

Total Common Stock	4,953,851	2,338,611	—	7,292,462
Preferred Stock
Brazil	815,595	—	—	815,595
Equity - Linked Securities
India	—	639,962	—	639,962

Total Investments	$5,769,446	$2,978,573	$—	$8,748,019

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
China	$675,375	New volume-based policy implemented in the current period.
Mexico	117,351	New volume-based policy implemented in the current period.
South Korea	295,084	New volume-based policy implemented in the current period.
Thailand	155,369	New volume-based policy implemented in the current period.

Total	$1,243,179

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$8,386,617

Gross tax appreciation of investments	911,795
Gross tax depreciation of investments	(550,393)

Net tax appreciation of investments	$361,402

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $2,448,012)
Adecoagro S.A.		84,153	$922,317	2.87
Grupo Supervielle S.A. ADR		47,700	646,335	2.01
IRSA Inversiones y Representaciones S.A. ADR		30,861	570,311	1.78
Pampa Energia S.A. ADR		17,058	465,001	1.45
			2,603,964	8.11
Brazil (Cost $2,177,502)
Banco ABC Brasil S.A.	BRL	6,466	28,118	0.09
Cosan S.A. Industria e Comercio	BRL	58,400	613,286	1.91
Iochpe-Maxion S.A.	BRL	65,800	351,079	1.09
Rumo Logistica Operadora Multimodal S.A.	BRL	340,400	642,502	2.00
SLC Agricola S.A.	BRL	93,600	433,013	1.35
Tereos Internacional S.A.	BRL	4,300	84,610	0.26
Tupy S.A.	BRL	73,300	332,319	1.04
			2,484,927	7.74
Chile (Cost $1,191,947)
Cia Sud Americana de Vapores S.A.	CLP	9,299,655	169,614	0.53
Vina Concha y Toro S.A.	CLP	387,980	669,461	2.08
			839,075	2.61
China (Cost $6,633,850)
Boer Power Holdings Ltd.	HKD	559,000	221,917	0.69
China Lesso Group Holdings Ltd.	HKD	722,000	408,535	1.27
China Machinery Engineering Corp., Class H	HKD	691,000	431,964	1.35
Far East Horizon Ltd.	HKD	483,000	379,756	1.18
Greatview Aseptic Packaging Co. Ltd.	HKD	562,000	291,199	0.91
Huadian Fuxin Energy Corp. Ltd., Class H	HKD	414,000	96,051	0.30
Ju Teng International Holdings Ltd.	HKD	1,969,000	626,860	1.95
Minth Group Ltd.	HKD	188,000	608,218	1.89
Nexteer Automotive Group Ltd.	HKD	353,000	349,433	1.09
Noah Holdings Ltd. ADR		5,700	146,205	0.46
Shenzhen Investment Ltd.	HKD	1,158,000	471,654	1.47
Sinovac Biotech Ltd.		29	171	—
Sunac China Holdings Ltd.	HKD	494,000	310,087	0.97
Tarena International, Inc. ADR		27,962	317,089	0.99
Technovator International Ltd.	HKD	306,000	129,761	0.40
Xinchen China Power Holdings Ltd.	HKD	981,000	140,353	0.44
			4,929,253	15.36
Colombia (Cost $477,210)
Gran Tierra Energy, Inc.		187,600	519,652	1.62
			519,652	1.62
Indonesia (Cost $578,272)
AKR Corporindo Tbk PT	IDR	674,400	347,536	1.08
Berlian Laju Tanker Tbk PT	IDR	4,428,000	16,565	0.05
Kino Indonesia Tbk PT	IDR	324,200	157,168	0.49
			521,269	1.62
Mexico (Cost $1,882,496)
Credito Real S.A.B. de C.V. SOFOM E.R.	MXN	168,419	314,472	0.98
Grupo Aeromexico S.A.B. de C.V.	MXN	69,700	136,538	0.42
Grupo Lamosa S.A.B. de C.V.	MXN	100,480	190,242	0.59
Grupo Simec S.A.B. de C.V., Series B	MXN	182,662	525,092	1.64
PLA Administradora Industrial S. de R.L. de C.V.	MXN	140,546	233,194	0.73
Vitro S.A.B. de C.V., Series A	MXN	143,058	468,162	1.46
			1,867,700	5.82

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Pakistan (Cost $390,363)
D.G. Khan Cement Co. Ltd.	PKR	266,600	$534,167	1.66
			534,167	1.66
Peru (Cost $244,653)
Volcan Cia Minera S.A.A., Class B	PEN	1,372,175	274,435	0.86
			274,435	0.86
Philippines (Cost $284,243)
Century Properties Group, Inc.	PHP	10,027,001	134,091	0.42
			134,091	0.42
Russian Federation (Cost $1,343,247)
Aeroflot PJSC		449,700	584,017	1.82
Aeroflot PJSC	RUB	199,560	259,165	0.81
LSR Group PJSC GDR (Registered)		142,896	427,973	1.33
LSR Group PJSC GDR (Registered)		137,043	410,444	1.28
			1,681,599	5.24
South Africa (Cost $897,068)
JSE Ltd.	ZAR	76,620	937,848	2.92
			937,848	2.92
South Korea (Cost $2,606,754)
AfreecaTV Co. Ltd.	KRW	13,060	377,174	1.18
Cosmax, Inc.	KRW	3,960	512,610	1.60
DuzonBizon Co. Ltd.	KRW	11,729	243,449	0.76
Hyundai Mipo Dockyard Co. Ltd.	KRW	5,191	372,590	1.16
Interpark Corp.	KRW	17,139	228,744	0.71
ISC Co. Ltd.	KRW	2,129	52,838	0.16
Modetour Network, Inc.	KRW	14,611	348,921	1.09
Soulbrain Co. Ltd.	KRW	3,658	212,266	0.66
Viatron Technologies, Inc.	KRW	13,404	327,875	1.02
			2,676,467	8.34
Taiwan (Cost $4,379,028)
AcBel Polytech, Inc.	TWD	582,000	480,397	1.50
Altek Corp.	TWD	39,900	28,685	0.09
AU Optronics Corp.	TWD	2,153,000	873,394	2.72
Chipbond Technology Corp.	TWD	238,000	324,684	1.01
Egis Technology, Inc.	TWD	206,244	1,230,758	3.84
Fulgent Sun International Holding Co. Ltd.	TWD	376,000	771,481	2.40
Inotera Memories, Inc.	TWD	373,000	303,794	0.95
MPI Corp.	TWD	196,000	537,230	1.67
On-Bright Electronics, Inc.	TWD	85,000	664,333	2.07
			5,214,756	16.25
Thailand (Cost $1,166,328)
Amata Corp. PCL (Registered)	THB	896,000	342,142	1.07
Supalai PCL (Registered)	THB	1,433,500	1,024,810	3.19
			1,366,952	4.26
Turkey (Cost $273,381)
TAV Havalimanlari Holding A.S.	TRY	30,817	112,851	0.35
Tekfen Holding A.S.	TRY	62,667	154,389	0.48
			267,240	0.83
Total Common Stock (Cost $26,974,354)			26,853,395	83.66

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Preferred Stock

Brazil (Cost $1,854,395)
Banco ABC Brasil S.A.	BRL	132,893	$577,902	1.80
Bradespar S.A.	BRL	138,500	461,325	1.44
Cia Paranaense de Energia, Class B	BRL	68,800	682,186	2.12
Suzano Papel e Celulose S.A., Class A	BRL	126,000	385,492	1.20
			2,106,905	6.56
Colombia (Cost $1,016,397)
Avianca Holdings S.A. ADR		91,980	557,399	1.74
			557,399	1.74
Total Preferred Stock (Cost $2,870,792)			2,664,304	8.30

Equity-Linked Securities

India (Cost $1,929,400)
Balrampur Chini Mills Ltd., Issued by Merrill Lynch International & Co.		453,904	898,186	2.80
Claris Lifesciences Ltd., Issued by JP Morgan Structured Products		70,815	258,427	0.80
Gujarat Pipavav Port Ltd., Issued by Merrill Lynch International & Co.		185,397	477,297	1.49
MT Educare Ltd., Issued by Merrill Lynch International & Co.		137,117	317,998	0.99
Persistent Systems Ltd., Issued by JP Morgan Structured Products		46,315	474,593	1.48
			2,426,501	7.56
Total Equity-Linked Securities (Cost $1,929,400)			2,426,501	7.56
Total Investments (Total Cost $31,774,546)			31,944,200	99.52
Other Assets Less Liabilities			155,667	0.48
Net Assets			$32,099,867	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

At July 31, 2016, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	10.7%
Consumer Staples	11.5
Energy	3.5
Financials	21.7
Health Care	0.8
Industrials	18.4
Information Technology	19.2
Materials	9.8
Utilities	3.9

Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$2,603,964	$—	$—	$2,603,964
Brazil	1,381,294	1,103,633	—	2,484,927
Chile	839,075	—	—	839,075
China	3,816,967	1,112,286	—	4,929,253
Colombia	519,652	—	—	519,652
Indonesia	504,704	—	16,565	521,269
Mexico	190,242	1,152,366	525,092	1,867,700
Pakistan	534,167	—	—	534,167
Peru	274,435	—	—	274,435
Philippines	134,091	—	—	134,091
Russian Federation	1,681,599	—	—	1,681,599
South Africa	—	937,848	—	937,848
South Korea	2,676,467	—	—	2,676,467
Taiwan	5,214,756	—	—	5,214,756
Thailand	—	1,366,952	—	1,366,952
Turkey	267,240	—	—	267,240

Total Common Stock	20,638,653	5,673,085	541,657	26,853,395
Preferred Stock
Brazil	2,106,905	—	—	2,106,905
Colombia	557,399	—	—	557,399

Total Preferred Stock	2,664,304	—	—	2,664,304
Equity-Linked Securities
India	—	2,426,501	—	2,426,501

Total Investments	$23,302,957	$8,099,586	$541,657	$31,944,200

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
China	$471,654	New volume-based policy implemented in the current period.
Mexico	1,015,828	New volume-based policy implemented in the current period.

Total	$1,487,482

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/2015	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2016
Investments, at value
Common Stock
Indonesia	$15,852	$—	$—	$—	$713	$—	$—	$16,565	$713
Mexico	—	459,057	—	—	66,035	—	—	525,092	66,035

Total	$15,852	$459,057	$—	$—	$66,748	$—	$—	$541,657	$66,748

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2016	Valuation Technique	Unobservable Input	Actual
Common Stock	$16,565	Discount from last traded price	Discount Percentage	75%
Common Stock	525,093	Last trade price	Suspended Asset	N/A

Total	$541,658

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$32,053,542

Gross tax appreciation of investments	4,193,345
Gross tax depreciation of investments	(4,302,687)

Net tax depreciation of investments	$(109,342)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $5,509,125)
Banco Macro S.A. ADR		15,785	$1,185,927	2.28
BBVA Banco Frances S.A. ADR		40,918	822,861	1.58
Grupo Financiero Galicia S.A. ADR		48,255	1,432,208	2.75
Grupo Supervielle S.A. ADR		74,300	1,006,765	1.94
Pampa Energia S.A. ADR		37,410	1,019,797	1.96
YPF S.A. ADR		69,949	1,291,958	2.48
			6,759,516	12.99
Bangladesh (Cost $385,134)
BRAC Bank Ltd.	BDT	653,820	512,588	0.99
			512,588	0.99
Egypt (Cost $3,440,268)
Commercial International Bank Egypt S.A.E. GDR (Registered)		299,508	1,135,135	2.18
Eastern Tobacco	EGP	54,389	1,143,339	2.20
Integrated Diagnostics Holdings PLC(2)		234,323	920,890	1.77
			3,199,364	6.15
Georgia (Cost $1,007,491)
BGEO Group PLC	GBP	29,785	1,076,532	2.07
			1,076,532	2.07
Indonesia (Cost $311,001)
Pakuwon Jati Tbk PT	IDR	10,766,500	534,277	1.03
			534,277	1.03
Kazakhstan (Cost $1,910,440)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		298,185	1,431,288	2.75
			1,431,288	2.75
Kenya (Cost $1,364,522)
KCB Group Ltd.	KES	2,016,500	636,371	1.22
Kenya Electricity Generating Co. Ltd.	KES	7,941,000	509,038	0.98
			1,145,409	2.20
Kuwait (Cost $6,117,364)
Agility Public Warehousing Co. K.S.C.	KWD	510,441	793,869	1.53
Mabanee Co. S.A.K.	KWD	521,706	1,346,561	2.59
Mobile Telecommunications Co. K.S.C.	KWD	563,615	624,788	1.20
National Bank of Kuwait S.A.K.P.	KWD	1,101,105	2,222,615	4.27
National Gulf Holding(3)	KWD	167,302	—	—
			4,987,833	9.59
Nigeria (Cost $2,376,411)
Dangote Cement PLC	NGN	730,000	412,883	0.79
United Bank for Africa PLC	NGN	51,450,000	735,578	1.41
Zenith Bank PLC	NGN	16,416,512	872,280	1.68
			2,020,741	3.88
Oman (Cost $1,363,750)
Bank Muscat S.A.O.G.	OMR	1,329,474	1,319,114	2.54
			1,319,114	2.54
Pakistan (Cost $7,280,754)
Bank Al Habib Ltd.	PKR	1,000,500	416,139	0.80
D.G. Khan Cement Co. Ltd.	PKR	711,600	1,425,780	2.74
Engro Corp. Ltd.	PKR	289,800	924,761	1.78
Hub Power (The) Co. Ltd.	PKR	813,900	1,025,052	1.97
K-Electric Ltd.	PKR	14,402,500	1,130,766	2.17
Maple Leaf Cement Factory Ltd.	PKR	594,000	640,154	1.23

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Pakistan - (continued)
Oil & Gas Development Co. Ltd.	PKR	728,800	$949,161	1.83
Pakistan Oilfields Ltd.	PKR	249,000	827,633	1.59
United Bank Ltd.	PKR	764,900	1,352,704	2.60
			8,692,150	16.71
Peru (Cost $859,891)
Credicorp Ltd.		8,300	1,330,739	2.56
			1,330,739	2.56
Philippines (Cost $2,455,065)
Cosco Capital, Inc.	PHP	7,519,800	1,283,362	2.47
First Gen Corp.	PHP	2,604,500	1,431,895	2.75
			2,715,257	5.22
Poland (Cost $1,061,972)
Kernel Holding S.A.	PLN	86,247	1,367,770	2.63
			1,367,770	2.63
Saudi Arabia (Cost $1,283,978)
Abdul Mohsen Al-Hokair Tourism and Development Co.	SAR	103,827	1,098,817	2.11
			1,098,817	2.11
Sri Lanka (Cost $2,632,459)
John Keells Holdings PLC	LKR	1,435,192	1,385,974	2.67
Sampath Bank PLC	LKR	499,471	797,167	1.53
			2,183,141	4.20
United Arab Emirates (Cost $5,736,255)
Agthia Group PJSC	AED	475,199	1,003,987	1.93
DP World Ltd.		30,844	524,040	1.01
Dubai Islamic Bank PJSC	AED	759,315	1,118,433	2.15
Emaar Properties PJSC	AED	837,128	1,568,091	3.01
Emirates NBD PJSC	AED	315,729	745,718	1.43
NMC Health PLC	GBP	76,338	1,116,376	2.15
			6,076,645	11.68
Vietnam (Cost $2,825,333)
Military Commercial Joint Stock Bank	VND	1,864,530	1,254,224	2.41
Petrovietnam Fertilizer & Chemicals JSC	VND	367,720	481,521	0.93
Vietnam Dairy Products JSC	VND	149,000	1,055,742	2.03
			2,791,487	5.37
Total Common Stock (Cost $47,921,213)			49,242,668	94.67

Preferred Stock

Colombia (Cost $730,541)
Banco Davivienda S.A.	COP	80,641	709,220	1.36
			709,220	1.36
Total Preferred Stock (Cost $730,541)			709,220	1.36

Total Investments (Total Cost $48,651,754)			49,951,888	96.03

Other Assets Less Liabilities			2,065,264	3.97

Net Assets			$52,017,152	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

Percentages shown are based on net assets.

At July 31, 2016, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	2.1%
Consumer Staples	11.3
Energy	5.9
Financials	49.1
Health Care	3.9
Industrials	5.2
Materials	7.5
Telecommunication Services	1.2
Utilities	9.8

Total Investments	96.0
Other Assets Less Liabilities	4.0
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$6,759,516	$—	$—	$6,759,516
Bangladesh	512,588	—	—	512,588
Egypt	2,064,229	1,135,135	—	3,199,364
Georgia	—	1,076,532	—	1,076,532
Indonesia	534,277	—	—	534,277
Kazakhstan	1,431,288	—	—	1,431,288
Kenya	1,145,409	—	—	1,145,409
Kuwait	4,987,833	—	—	4,987,833
Nigeria	2,020,741	—	—	2,020,741
Oman	1,319,114	—	—	1,319,114
Pakistan	8,692,150	—	—	8,692,150
Peru	1,330,739	—	—	1,330,739
Philippines	2,715,257	—	—	2,715,257
Poland	—	1,367,770	—	1,367,770
Saudi Arabia	1,098,817	—	—	1,098,817
Sri Lanka	2,183,141	—	—	2,183,141
United Arab Emirates	6,076,645	—	—	6,076,645
Vietnam	2,791,487	—	—	2,791,487

Total Common Stock	45,663,231	3,579,437	—	49,242,668
Preferred Stock
Colombia	709,220	—	—	709,220

Total Investments	$46,372,451	$3,579,437	$—	$49,951,888

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2016, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
Poland	$1,367,770	New volume-based policy implemented in the current period.

Total	$1,367,770

At July 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$48,778,641

Gross tax appreciation of investments	4,629,099
Gross tax depreciation of investments	(3,455,852)

Net tax appreciation of investments	$1,173,247

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2016

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 26, 2016